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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 61.0%

Dividend Income 6.1%

Columbia Dividend Income Fund, Class I Shares (a)	201,447	$3,035,810
Columbia Dividend Opportunity Fund, Class I Shares (a)	344,985	3,039,312
Total		6,075,122

International 12.2%

Columbia Emerging Markets Fund, Class I Shares (a)	662,221	6,377,188
Columbia Greater China Fund, Class I Shares (a)	21,585	1,005,222
Columbia Overseas Value Fund, Class I Shares (a)	329,721	2,341,022
Columbia Pacific/Asia Fund, Class I Shares (a)	315,070	2,548,914
Total		12,272,346

U.S. Large Cap 26.5%

Columbia Contrarian Core Fund, Class I Shares (a)	407,845	6,639,717
Columbia Large Cap Growth Fund, Class I Shares (a)	109,276	3,063,012
Columbia Large Core Quantitative Fund, Class I Shares (a)	1,136,247	7,624,219
Columbia Large Growth Quantitative Fund, Class I Shares (a)	226,371	2,028,279
Columbia Large Value Quantitative Fund, Class I Shares (a)	274,112	2,036,651
Columbia Select Large Cap Growth Fund, Class I Shares (a)	289,801	4,074,602
Columbia Select Large-Cap Value Fund, Class I Shares (a)	62,024	1,011,612
Total		26,478,092

U.S. Mid Cap 9.1%
Columbia Mid Cap Growth Fund, Class I Shares (a)	163,204	4,533,817
Columbia Mid Cap Value Fund, Class I Shares (a)	319,105	4,550,439
Total		9,084,256

U.S. Small Cap 7.1%
Columbia Small Cap Growth Fund I, Class I Shares (a)	114,812	3,553,434
Columbia Small Cap Value Fund I, Class I Shares (a)	34,126	1,517,243
Columbia Small Cap Value Fund II, Class I Shares (a)	136,142	2,018,989
Total		7,089,666
Total Equity Funds (Cost: $57,698,810)		$60,999,482

	Shares	Value

Fixed-Income Funds 29.7%

Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares (a)	136,628	$2,024,822
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	163,968	2,036,482
High Yield 4.6%
Columbia High Yield Bond Fund, Class I Shares (a)	538,797	1,567,900
Columbia Income Opportunities Fund, Class I Shares (a)	306,461	3,030,898
Total		4,598,798
International 2.0%
Columbia International Bond Fund, Class I Shares (a)	173,167	2,024,323
Investment Grade 19.1%
Columbia Corporate Income Fund, Class I Shares (a)	852,496	9,113,180
Columbia Limited Duration Credit Fund, Class I Shares (a)	295,110	3,024,881
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	1,200,994	6,929,735
Total		19,067,796
Total Fixed-Income Funds (Cost: $28,121,169)		$29,752,221

Alternative Investments 6.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	193,417	1,999,933
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	274,990	2,738,898
Columbia Commodity Strategy Fund, Class I Shares(a)	155,510	1,530,217
Total Alternative Investments (Cost: $6,174,626)		$6,269,048

	Effective Yield	Principal ($)

Inflation-Indexed Bonds 2.5%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%	271,787	451,188
01/15/25	2.375%	370,746	503,230
02/15/40	2.125%	106,010	154,725
07/15/13	1.875%	187,131	192,642
01/15/14	2.000%	198,408	207,150
01/15/15	1.625%	251,994	270,086
01/15/16	2.000%	202,025	226,458
07/15/17	2.625%	165,830	200,381
01/15/19	2.125%	213,442	261,917
01/15/21	1.125%	83,794	99,192
Total			2,566,969
Total Inflation-Indexed Bonds (Cost: $2,239,742)			$2,566,969

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.151%(a)(b)	478,199	$478,199
Total Money Market Funds (Cost: $478,199)		$478,199

Total Investments
(Cost: $94,712,546) (c)	$100,065,919(d)
Other Assets and Liabilities	(45,231)
Net Assets	$100,020,688

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,258,871	44,183	(1,373,367)	22,412	1,952,099	—	—	1,999,933
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	5,076,932	66,232	(2,415,532)	9,090	2,736,722	—	—	2,738,898
Columbia Bond Fund, Class I Shares	4,053,724	10,492	(4,122,042)	57,826	—	—	11,668	—
Columbia Commodity Strategy Fund, Class I Shares	—	1,589,399	(103,334)	(260)	1,485,805	—	—	1,530,217
Columbia Contrarian Core Fund, Class I Shares	5,158,776	1,826,307	(969,362)	(7,862)	6,007,859	—	—	6,639,717
Columbia Convertible Securities Fund, Class I Shares	2,243,159	66,054	(242,235)	(18,620)	2,048,358	—	50,669	2,024,822
Columbia Corporate Income Fund, Class I Shares	6,933,690	2,517,858	(1,113,936)	13,388	8,351,000	—	246,834	9,113,180
Columbia Dividend Income Fund, Class I Shares	2,512,183	604,589	(450,673)	11,811	2,677,910	—	62,589	3,035,810
Columbia Dividend Opportunity Fund, Class I Shares	1,329,267	1,902,032	(356,536)	3,963	2,878,726	—	81,028	3,039,312
Columbia Emerging Markets Fund, Class I Shares	3,571,347	3,751,853	(344,617)	(68,496)	6,910,087	276,609	—	6,377,188
Columbia Emerging Markets Bond Fund, Class I Shares	1,804,138	334,253	(288,438)	5,697	1,855,650	—	84,961	2,036,482
Columbia Energy and Natural Resources Fund, Class I Shares	2,867,923	5,034	(3,164,305)	291,348	—	—	—	—

Columbia European Equity Fund, Class I Shares	4,076,926	51,273	(4,042,616)	(85,583)	—	—	—	—
Columbia Greater China Fund, Class I Shares	1,975,939	56,823	(582,080)	(164,660)	1,286,022	—	—	1,005,222
Columbia High Yield Bond Fund, Class I Shares	4,703,406	97,804	(3,365,167)	45,855	1,481,898	—	97,753	1,567,900
Columbia Income Opportunities Fund, Class I Shares	—	3,249,225	(319,868)	680	2,930,037	—	118,149	3,030,898
Columbia International Bond Fund, Class I Shares	1,789,150	315,200	(174,619)	(864)	1,928,867	—	21,010	2,024,323
Columbia Large Cap Growth Fund, Class I Shares	4,599,697	3,416	(2,511,644)	321,348	2,412,817	—	—	3,063,012
Columbia Large Cap Core Fund, Class I Shares	4,307,105	0	(4,523,937)	216,832	—	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	2,597,610	5,140,864	(948,275)	18,444	6,808,643	—	—	7,624,219
Columbia Large Growth Quantitative Fund, Class I Shares	—	2,074,164	(208,356)	10,801	1,876,609	—	—	2,028,279
Columbia Large Value Quantitative Fund, Class I Shares	1,713,293	539,436	(304,208)	(22,457)	1,926,064	—	—	2,036,651
Columbia Limited Duration Credit Fund, Class I Shares	3,600,960	105,265	(752,865)	(2,557)	2,950,803	—	59,649	3,024,881
Columbia Mid Cap Growth Fund, Class I Shares	3,832,156	1,079,692	(951,833)	81,454	4,041,469	—	—	4,533,817
Columbia Mid Cap Value Fund, Class I Shares	2,931,754	1,647,945	(511,326)	8,566	4,076,939	—	39,364	4,550,439
Columbia Multi-Advisor International Equity Fund, Class I Shares	5,297,433	8,624	(5,150,198)	(155,859)	—	—	—	—
Columbia Overseas Value Fund, Class I Shares	2,646,403	119,172	(225,460)	(22,761)	2,517,354	—	5,972	2,341,022
Columbia Pacific/Asia Fund, Class I Shares	1,688,701	1,095,411	(145,852)	(11,372)	2,626,888	—	17,243	2,548,914
Columbia Select Large Cap Growth Fund, Class I Shares	3,770,584	577,890	(528,301)	10,503	3,830,676	—	—	4,074,602
Columbia Select Large-Cap Value Fund, Class I Shares	855,040	277,774	(138,873)	(1,703)	992,238	—	—	1,011,612
Columbia Short-Term Cash Fund	23,041	2,605,478	(2,150,320)	0	478,199	—	1,302	478,199

Columbia Small Cap Growth Fund I, Class I Shares	755,476	2,945,951	(270,597)	1,503	3,432,333	—	—	3,553,434
Columbia Small Cap Growth Fund II, Class I Shares	988,369	9,998	(980,894)	(17,473)	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	1,844,386	69,688	(487,137)	22,963	1,449,900	—	—	1,517,243
Columbia Small Cap Value Fund II, Class I Shares	1,056,008	1,085,803	(192,724)	(2,811)	1,946,276	—	1,537	2,018,989
Columbia U.S. Government Mortgage Fund, Class I Shares	4,707,163	2,353,479	(493,667)	7,581	6,574,556	—	107,385	6,929,735
Mortgage- and Asset-Backed Portfolio	3,492,604	198,367	(3,707,713)	16,742	—	111,348	51,838	—
Total	102,063,214	38,427,028	(48,612,907)	595,469	92,472,804	387,956	1,058,951	97,498,950

(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.

(c)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $94,713,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,445,000
Unrealized Depreciation	(1,092,000)
Net Unrealized Appreciation	$5,353,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	97,498,950	—	—	97,498,950
Total Mutual Funds	97,498,950	—	—	97,498,950
Bonds
Inflation-Indexed Bonds	—	2,566,969	—	2,566,969
Total Bonds	—	2,566,969	—	2,566,969
Total	97,498,950	2,566,969	—	100,065,919

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 12.5%
Auto Components 1.1%
Delphi Automotive PLC (a)	43,678	$1,354,018
Johnson Controls, Inc.	150,807	4,132,112
Total		5,486,130

Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	40,410	3,707,618
Wynn Resorts Ltd.	31,400	3,624,816
Total		7,332,434

Media 5.6%
Comcast Corp., Class A	228,941	8,189,220
DIRECTV (a)	98,550	5,169,933
Discovery Communications, Inc., Class A (a)	83,284	4,966,225
Viacom, Inc., Class B	195,984	10,502,782
Total		28,828,160

Multiline Retail 1.4%
Target Corp.	114,970	7,297,146

Specialty Retail 2.0%
Home Depot, Inc. (The)	106,577	6,434,053
Lowe’s Companies, Inc.	126,100	3,813,264
Total		10,247,317

Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	54,390	5,162,155

TOTAL CONSUMER DISCRETIONARY		64,353,342

CONSUMER STAPLES 10.4%
Beverages 2.9%
Diageo PLC, ADR	44,344	4,998,899
PepsiCo, Inc.	143,696	10,169,366
Total		15,168,265

Food & Staples Retailing 1.6%
CVS Caremark Corp.	165,102	7,994,239

Food Products 1.9%
Mondelez International, Inc.	230,755	9,541,719

Household Products 1.7%
Procter & Gamble Co. (The)	125,944	8,735,476

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 2.3%
Philip Morris International, Inc.	133,937	$12,046,294

TOTAL CONSUMER STAPLES		53,485,993

ENERGY 11.4%
Energy Equipment & Services 2.9%
Baker Hughes, Inc.	67,743	3,064,016
Halliburton Co.	206,850	6,968,776
National Oilwell Varco, Inc.	37,860	3,032,965
Weatherford International Ltd. (a)	164,851	2,090,311
Total		15,156,068

Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	41,598	3,596,979
Chevron Corp.	102,401	11,935,861
ConocoPhillips	118,225	6,760,105
Devon Energy Corp.	92,063	5,569,811
Exxon Mobil Corp.	146,874	13,431,627
Noble Energy, Inc.	27,950	2,591,245
Total		43,885,628
TOTAL ENERGY		59,041,696

FINANCIALS 15.9%
Capital Markets 4.9%
BlackRock, Inc.	39,027	6,958,514
Goldman Sachs Group, Inc. (The)	38,073	4,328,139
Invesco Ltd.	213,627	5,338,539
Morgan Stanley	214,360	3,588,386
State Street Corp.	127,550	5,351,998
Total		25,565,576

Commercial Banks 2.3%
Wells Fargo & Co.	341,518	11,792,617

Diversified Financial Services 3.5%
Citigroup, Inc.	226,364	7,406,630
JPMorgan Chase & Co.	262,436	10,623,409
Total		18,030,039

Insurance 5.2%
Aon PLC	175,231	9,162,829
Berkshire Hathaway, Inc., Class B (a)	201,006	17,728,729
Total		26,891,558
TOTAL FINANCIALS		82,279,790

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.5%
Biotechnology 1.1%
Celgene Corp. (a)	71,778	$5,483,839

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	110,930	6,684,642
Covidien PLC	100,257	5,957,271
Total		12,641,913

Health Care Providers & Services 3.3%
Cardinal Health, Inc.	73,487	2,863,788
CIGNA Corp.	98,998	4,669,736
Express Scripts Holding Co. (a)	108,586	6,805,085
Humana, Inc.	36,740	2,577,311
Total		16,915,920

Pharmaceuticals 7.7%
Abbott Laboratories	123,434	8,462,635
Johnson & Johnson	206,245	14,212,343
Merck & Co., Inc.	139,680	6,299,568
Pfizer, Inc.	425,623	10,576,731
Total		39,551,277
TOTAL HEALTH CARE		74,592,949

INDUSTRIALS 10.1%
Aerospace & Defense 2.0%
Honeywell International, Inc.	89,770	5,363,758
United Technologies Corp.	62,628	4,903,146
Total		10,266,904

Air Freight & Logistics 0.6%
FedEx Corp.	36,223	3,065,190

Commercial Services & Supplies 1.9%
Tyco International Ltd.	173,061	9,736,412

Industrial Conglomerates 2.1%
General Electric Co.	482,385	10,954,963

Machinery 1.4%
Eaton Corp.	45,180	2,135,207
Stanley Black & Decker, Inc.	64,613	4,926,741
Total		7,061,948

Professional Services 1.2%
Nielsen Holdings NV (a)	201,062	6,027,839

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.9%
Union Pacific Corp.	41,092	$4,877,620

TOTAL INDUSTRIALS		51,990,876

INFORMATION TECHNOLOGY 20.6%
Communications Equipment 1.8%
QUALCOMM, Inc.	151,066	9,440,114

Computers & Peripherals 6.7%
Apple, Inc.	41,566	27,735,329
EMC Corp. (a)	242,767	6,620,256
Total		34,355,585

Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	291,960	3,839,274

Internet Software & Services 4.8%
eBay, Inc. (a)	186,742	9,040,180
Google, Inc., Class A (a)	20,514	15,477,813
Total		24,517,993

IT Services 3.5%
International Business Machines Corp.	43,620	9,048,969
Mastercard, Inc., Class A	20,369	9,196,196
Total		18,245,165

Office Electronics 0.5%
Xerox Corp.	358,902	2,634,341

Semiconductors & Semiconductor Equipment 0.4%
Skyworks Solutions, Inc. (a)	76,720	1,807,907

Software 2.2%
Electronic Arts, Inc. (a)	78,605	997,498
Microsoft Corp.	344,795	10,267,995
Total		11,265,493
TOTAL INFORMATION TECHNOLOGY		106,105,872

MATERIALS 2.1%
Chemicals 1.2%
Celanese Corp., Class A	61,427	2,328,698
Dow Chemical Co. (The)	67,636	1,958,738
EI du Pont de Nemours & Co.	40,178	2,019,748
Total		6,307,184

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	113,790	$4,503,808

TOTAL MATERIALS		10,810,992

TELECOMMUNICATION SERVICES 1.5%
Wireless Telecommunication Services 1.5%
Sprint Nextel Corp. (a)	680,661	3,757,249

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Vodafone Group PLC, ADR	146,957	$4,187,539
Total		7,944,788
TOTAL TELECOMMUNICATION SERVICES		7,944,788

Total Common Stocks (Cost: $466,297,042)		$510,606,298

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	7,207,593	$7,207,593
Total Money Market Funds (Cost: $7,207,593)		$7,207,593

Total Investments (Cost: $473,504,635)		$517,813,891(d)
Other Assets & Liabilities, Net		(2,174,896)
Net Assets		$515,638,995

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	535,696,304	(528,508,711)	7,207,593	10,048	7,207,593

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	64,353,342	—	—	64,353,342
Consumer Staples	53,485,993	—	—	53,485,993
Energy	59,041,696	—	—	59,041,696
Financials	82,279,790	—	—	82,279,790
Health Care	74,592,949	—	—	74,592,949
Industrials	51,990,876	—	—	51,990,876
Information Technology	106,105,872	—	—	106,105,872
Materials	10,810,992	—	—	10,810,992
Telecommunication Services	7,944,788	—	—	7,944,788
Total Equity Securities	510,606,298	—	—	510,606,298
Other
Money Market Funds	7,207,593	—	—	7,207,593
Total Other	7,207,593	—	—	7,207,593
Total	517,813,891	—	—	517,813,891

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Money Market Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 16.8%
FCAR Owner Trust Series I
11/16/12	0.230%	$1,000,000	$999,693
Fairway Finance Co. LLC (a)
10/22/12	0.160%	2,000,000	1,999,796
Market Street Funding LLC (a)
10/17/12	0.150%	2,000,000	1,999,840
Metlife Short Term Funding (a)
11/19/12	0.160%	2,500,000	2,499,433
Old Line Funding LLC
10/22/12	0.170%	2,500,000	2,499,713
Thunder Bay Funding LLC (a)
12/06/12	0.200%	2,000,000	1,999,244

Total Asset-Backed Commercial Paper (Cost: $11,997,719)			$11,997,719

Commercial Paper 25.1%
Banking 10.4%
ANZ National International Ltd. (a)
11/13/12	0.230%	2,400,000	2,399,310
Bank Of Nova Scotia Trust Co.
10/02/12	0.090%	2,500,000	2,499,975
State Street Corp.
10/10/12	0.180%	2,500,000	2,499,855
Total			7,399,140

Life Insurance 3.5%
New York Life Capital Corp.
10/10/12	0.160%	2,500,000	2,499,870

Non-Captive Diversified 3.5%
General Electric Capital Corp.
10/03/12	0.050%	2,500,000	2,499,983

Oil Field Services 2.8%
Chevron Corp. (a)
11/02/12	0.110%	2,000,000	1,999,792

Pharmaceuticals 4.9%
Johnson & Johnson (a)
11/28/12	0.090%	1,500,000	1,499,775

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)
Pharmaceuticals (continued)
Pfizer, Inc. (a)
10/11/12	0.090%	$2,000,000	$1,999,934
Total			3,499,709

Total Commercial Paper (Cost: $17,898,494)			$17,898,494

Certificates of Deposit 12.9%
Bank Of Montreal
10/04/12	0.140%	2,500,000	2,500,000
Canadian Imperial Bank of Commerce
10/05/12	0.100%	2,500,000	2,500,000
Royal Bank of Canada
10/01/12	0.080%	1,700,000	1,700,000
Toronto Dominion Bank
10/12/12	0.160%	2,500,000	2,500,000

Total Certificates of Deposit (Cost: $9,200,000)			$9,200,000

U.S. Government & Agency Obligations 10.4%
Federal Home Loan Banks
10/03/12	0.040%	1,000,000	999,994
10/17/12	0.060%	1,000,000	999,970
11/02/12	0.050%	400,000	399,981
11/09/12	0.080%	3,000,000	2,999,727
11/28/12	0.100%	2,000,000	1,999,650

Total U.S. Government & Agency Obligations (Cost: $7,399,322)			$7,399,322

Repurchase Agreements 11.2%
Tri-Party RBC Capital Markets LLC dated 09/28/12, due 10/01/12 at 0.200%, collateralized by U.S. Treasury obligation maturing 05/15/41, market value $8,160,071 (repurchase proceeds $8,000,133)
		8,000,000	$8,000,000

Total Repurchase Agreements (Cost: $8,000,000)			$8,000,000

Treasury Note Short-Term 19.6%
U.S. Treasury Bills
10/11/12	0.080%	5,000,000	$4,999,855
10/18/12	0.070%	2,000,000	1,999,923
12/06/12	0.050%	7,000,000	6,999,339

Total Treasury Note Short-Term (Cost: $13,999,117)			$13,999,117

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.2%
ABS Other 2.2%
CIT Equipment Collateral Series 2012-VT1 Class A1 (a)
04/22/13	0.441%	$276,670	$276,670
CNH Equipment Trust Series 2012-C Class A1
10/15/13	0.230%	1,000,000	1,000,000
GE Equipment Small Ticket LLC Series 2012-1A Class A1 (a)
06/21/13	0.433%	143,872	143,872
Wheels SPV LLC Series 2012-1 Class A1 (a)
05/20/13	0.500%	135,270	135,270
Total			1,555,812

Car Loan 2.0%
Ford Credit Auto Lease Trust (a)
Series 2012-A Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
03/15/13	0.358%	$49,946	$49,946
Series 2012-B Class A1
10/15/13	0.230%	375,000	375,000
Honda Auto Receivables Owner Trust Series 2012-1 Class A1
03/15/13	0.413%	106,481	106,481
Nissan Auto Receivables Owner Trust Series 2012-A Class A1
03/15/13	0.359%	46,590	46,590
Westlake Automobile Receivables Trust Series 2012-1A Class A1 (a)
09/16/13	0.426%	840,000	840,000
Total			1,418,017

Total Asset-Backed Securities - Non-Agency (Cost: $2,973,829)			$2,973,829

Total Investments (Cost: $71,468,481) (b)			$71,468,481(c)
Other Assets & Liabilities, Net			(119,923)
Net Assets			$71,348,558

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $18,217,882 or 25.53% of net assets.

(b)	Also represents the cost of securities for federal income tax purposes at September 30, 2012.
(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Asset-Backed Securities - Non-Agency	—	2,973,829	—	2,973,829
U.S. Government & Agency Obligations	—	7,399,322	—	7,399,322
Total Bonds	—	10,373,151	—	10,373,151
Short-Term Securities
Asset-Backed Commercial Paper	—	11,997,719	—	11,997,719
Certificates of Deposit	—	9,200,000	—	9,200,000
Commercial Paper	—	17,898,494	—	17,898,494
Repurchase Agreements	—	8,000,000	—	8,000,000
Treasury Note Short-Term	—	13,999,117	—	13,999,117
Total Short-Term Securities	—	61,095,330	—	61,095,330
Total	—	71,468,481	—	71,468,481

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, and income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%
CONSUMER DISCRETIONARY 24.6%
Hotels, Restaurants & Leisure 10.5%
Chipotle Mexican Grill, Inc. (a)	1,778	$564,586
Las Vegas Sands Corp.	23,404	1,085,244
Yum! Brands, Inc.	13,773	913,701
Total		2,563,531
Internet & Catalog Retail 6.8%
Amazon.com, Inc. (a)	3,846	978,115
priceline.com, Inc. (a)	1,118	691,740
Total		1,669,855
Textiles, Apparel & Luxury Goods 7.3%
lululemon athletica, Inc. (a)	9,793	724,094
Michael Kors Holdings Ltd. (a)	19,737	1,049,614
Total		1,773,708
TOTAL CONSUMER DISCRETIONARY		6,007,094
CONSUMER STAPLES 3.0%
Personal Products 3.0%
Estee Lauder Companies, Inc. (The), Class A	11,846	729,358
TOTAL CONSUMER STAPLES		729,358
ENERGY 6.7%
Energy Equipment & Services 3.5%
FMC Technologies, Inc. (a)	18,655	863,726
Oil, Gas & Consumable Fuels 3.2%
EOG Resources, Inc.	7,053	790,289
TOTAL ENERGY		1,654,015
FINANCIALS 2.6%
Capital Markets 2.6%
Franklin Resources, Inc.	5,069	633,980
TOTAL FINANCIALS		633,980
HEALTH CARE 22.7%
Biotechnology 12.8%
Alexion Pharmaceuticals, Inc. (a)	6,259	716,030
Biogen Idec, Inc. (a)	6,167	920,301
Celgene Corp. (a)	11,507	879,135
Gilead Sciences, Inc. (a)	9,185	609,241
Total		3,124,707

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.1%
Edwards Lifesciences Corp. (a)	7,110	$763,401
Health Care Providers & Services 0.7%
McKesson Corp.	2,071	178,168
Pharmaceuticals 6.1%
Allergan, Inc.	8,311	761,121
Novo Nordisk A/S, ADR	4,599	725,768
Total		1,486,889
TOTAL HEALTH CARE		5,553,165
INDUSTRIALS 2.7%
Aerospace & Defense 2.7%
Precision Castparts Corp.	4,003	653,850
TOTAL INDUSTRIALS		653,850
INFORMATION TECHNOLOGY 33.4%
Communications Equipment 6.5%
F5 Networks, Inc. (a)	6,756	707,353
QUALCOMM, Inc.	14,158	884,734
Total		1,592,087
Computers & Peripherals 3.8%
EMC Corp. (a)	33,868	923,580
Internet Software & Services 11.9%
Baidu, Inc., ADR (a)	9,675	1,130,234
Google, Inc., Class A (a)	1,082	816,369
LinkedIn Corp., Class A (a)	8,016	965,126
Total		2,911,729
IT Services 7.1%
Cognizant Technology Solutions Corp., Class A (a)	12,294	859,596
Visa, Inc., Class A	6,492	871,746
Total		1,731,342
Software 4.1%
Salesforce.com, Inc. (a)	6,619	1,010,655
TOTAL INFORMATION TECHNOLOGY		8,169,393
Total Common Stocks (Cost: $20,984,465)		$23,400,855

	Shares	Value

Money Market Funds 8.7%
Columbia Short-Term Cash Fund, 0.151% (b)(c)	2,116,869	$2,116,869
Total Money Market Funds (Cost: $2,116,869)		$2,116,869

Total Investments
(Cost: $23,101,334) (d)	$25,517,724 (e)
Other Assets & Liabilities, Net	(1,075,900)
Net Assets	$24,441,824

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2012.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value($)
Columbia Short-Term Cash Fund	7,612	13,080,945	(10,971,688)	—	2,116,869	809	2,116,869

(d)                                     At September 30, 2012, the cost of securities for federal income tax purposes was approximately $23,101,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,434,000
Unrealized Depreciation	(17,000)
Net Unrealized Appreciation	$2,417,000

(e)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,007,094	—	—	6,007,094
Consumer Staples	729,358	—	—	729,358
Energy	1,654,015	—	—	1,654,015
Financials	633,980	—	—	633,980
Health Care	5,553,165	—	—	5,553,165
Industrials	653,850	—	—	653,850
Information Technology	8,169,393	—	—	8,169,393
Total Equity Securities	23,400,855	—	—	23,400,855

Other
Money Market Funds	2,116,869	—	—	2,116,869
Total Other	2,116,869	—	—	2,116,869
Total	25,517,724	—	—	25,517,724

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.8%
Cooper Tire & Rubber Co.	80,860	$1,550,895
Gentherm, Inc. (a)	67,669	841,802
Total		2,392,697
Diversified Consumer Services 0.4%
Lincoln Educational Services Corp.	145,465	610,953
Universal Technical Institute, Inc.	47,761	654,326
Total		1,265,279
Hotels, Restaurants & Leisure 1.2%
Bob Evans Farms, Inc.	31,438	1,230,169
Red Robin Gourmet Burgers, Inc. (a)	33,824	1,101,309
WMS Industries, Inc. (a)	85,270	1,396,723
Total		3,728,201
Household Durables 0.7%
American Greetings Corp., Class A	66,880	1,123,584
Cavco Industries, Inc. (a)	20,714	950,565
Total		2,074,149
Specialty Retail 4.7%
Aaron’s, Inc.	57,090	1,587,673
Casual Male Retail Group, Inc. (a)	170,220	788,119
Finish Line, Inc., Class A (The)	86,880	1,975,651
GameStop Corp., Class A	70,226	1,474,746
hhgregg, Inc. (a)	97,359	671,777
Men’s Wearhouse, Inc. (The)	68,341	2,352,981
Rent-A-Center, Inc.	90,646	3,179,862
Shoe Carnival, Inc.	55,695	1,310,503
Stage Stores, Inc.	70,843	1,491,953
Total		14,833,265
Textiles, Apparel & Luxury Goods 3.0%
Columbia Sportswear Co.	30,840	1,665,360
Crocs, Inc. (a)	90,020	1,459,224
Deckers Outdoor Corp. (a)(b)	41,870	1,534,117
G-III Apparel Group Ltd. (a)(b)	38,290	1,374,611
Jones Group, Inc. (The)	161,310	2,076,060
Warnaco Group, Inc. (The) (a)	25,690	1,333,311
Total		9,442,683
TOTAL CONSUMER DISCRETIONARY		33,736,274
CONSUMER STAPLES 3.4%
Food & Staples Retailing 1.4%
Andersons, Inc. (The)	41,290	1,554,981
Harris Teeter Supermarkets, Inc.	40,100	1,557,484
Spartan Stores, Inc.	70,737	1,082,984
Total		4,195,449

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.7%
Chiquita Brands International, Inc. (a)	132,650	$1,013,446
Darling International, Inc. (a)	104,610	1,913,317
Fresh Del Monte Produce, Inc.	94,569	2,420,966
Total		5,347,729
Personal Products 0.3%
Inter Parfums, Inc.	50,852	930,592
TOTAL CONSUMER STAPLES		10,473,770
ENERGY 7.4%
Energy Equipment & Services 3.9%
Dawson Geophysical Co. (a)	36,505	922,116
Gulf Island Fabrication, Inc.	32,047	893,150
Helix Energy Solutions Group, Inc. (a)	115,310	2,106,714
Matrix Service Co. (a)	102,031	1,078,468
Newpark Resources, Inc. (a)	139,811	1,035,999
Patterson-UTI Energy, Inc.	89,130	1,411,819
RPC, Inc.	84,294	1,002,256
Tesco Corp. (a)	68,740	734,143
Tetra Technologies, Inc. (a)	139,146	841,833
TGC Industries, Inc. (a)	114,191	822,175
Tidewater, Inc.	26,643	1,292,985
Total		12,141,658
Oil, Gas & Consumable Fuels 3.5%
Bill Barrett Corp. (a)(b)	75,850	1,878,805
Cloud Peak Energy, Inc. (a)	94,920	1,718,052
Forest Oil Corp. (a)	130,480	1,102,556
Gulfport Energy Corp. (a)	57,000	1,781,820
Stone Energy Corp. (a)	77,612	1,949,613
Swift Energy Co. (a)	56,008	1,169,447
VAALCO Energy, Inc. (a)	159,660	1,365,093
Total		10,965,386
TOTAL ENERGY		23,107,044
FINANCIALS 30.4%
Capital Markets 0.7%
GFI Group, Inc.	271,106	862,117
INTL FCStone, Inc. (a)	63,545	1,211,168
Total		2,073,285
Commercial Banks 10.0%
Ameris Bancorp (a)	128,649	1,619,691
BancFirst Corp.	22,812	980,004
BankUnited, Inc.	47,428	1,167,203

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Banner Corp.	25,420	$688,882
Bryn Mawr Bank Corp.	64,701	1,451,890
Chemical Financial Corp.	78,959	1,910,808
Columbia Banking System, Inc.	100,768	1,868,239
Community Trust Bancorp, Inc.	46,649	1,657,672
First Citizens BancShares Inc., Class A	8,398	1,368,034
First Commonwealth Financial Corp.	244,958	1,726,954
First Financial Corp.	58,609	1,836,806
FirstMerit Corp.	150,400	2,215,392
Glacier Bancorp, Inc.	117,690	1,833,610
Hancock Holding Co.	80,064	2,477,981
Investors Bancorp, Inc. (a)	87,743	1,600,432
Merchants Bancshares, Inc.	45,349	1,340,063
Northrim BanCorp, Inc.	63,480	1,278,487
Union First Market Bankshares Corp.	45,550	708,758
West Coast Bancorp (a)	48,552	1,093,391
Wintrust Financial Corp.	60,757	2,282,641
Total		31,106,938
Consumer Finance 0.5%
Cash America International, Inc.	40,969	1,580,174
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)(b)	37,071	845,960
Insurance 7.3%
Allied World Assurance Co. Holdings AG	22,450	1,734,262
American Safety Insurance Holdings Ltd. (a)	72,296	1,351,212
Argo Group International Holdings Ltd.	71,630	2,320,096
Baldwin & Lyons, Inc., Class B	55,850	1,335,374
EMC Insurance Group, Inc.	57,164	1,200,444
Endurance Specialty Holdings Ltd.	40,200	1,547,700
FBL Financial Group, Inc., Class A	37,637	1,249,548
Hanover Insurance Group, Inc. (The)	44,700	1,665,522
Horace Mann Educators Corp.	96,068	1,739,791
Kemper Corp.	44,455	1,365,213
National Western Life Insurance Co., Class A	6,248	895,026
Navigators Group, Inc. (The) (a)	30,230	1,488,072
Safety Insurance Group, Inc.	34,786	1,595,982
Symetra Financial Corp.	130,195	1,601,398
United Fire Group, Inc.	69,280	1,740,314
Total		22,829,954

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 7.1%
Associated Estates Realty Corp.	61,060	$925,670
Campus Crest Communities, Inc.	85,960	928,368
Chesapeake Lodging Trust	108,307	2,152,060
Colonial Properties Trust	98,250	2,068,162
Cousins Properties, Inc.	227,260	1,804,444
DiamondRock Hospitality Co.	218,912	2,108,123
Franklin Street Properties Corp.	131,915	1,460,299
National Health Investors, Inc.	33,837	1,740,575
Potlatch Corp.	58,279	2,177,886
Sabra Health Care REIT, Inc.	67,770	1,356,078
Starwood Property Trust, Inc.	59,339	1,380,819
Sunstone Hotel Investors, Inc. (a)	223,106	2,454,166
Terreno Realty Corp.	99,647	1,574,423
Total		22,131,073
Thrifts & Mortgage Finance 4.5%
Bank Mutual Corp.	240,849	1,095,863
BankFinancial Corp.	133,288	1,171,601
Beneficial Mutual Bancorp, Inc. (a)	181,305	1,733,276
Brookline Bancorp, Inc.	187,762	1,656,061
ESSA Bancorp, Inc.	83,627	868,885
Home Federal Bancorp, Inc.	110,950	1,255,954
Northfield Bancorp, Inc.	59,558	954,119
Provident New York Bancorp	122,820	1,155,736
TrustCo Bank Corp.	102,042	583,680
United Financial Bancorp, Inc.	62,212	900,208
Washington Federal, Inc.	120,450	2,009,106
Westfield Financial, Inc.	93,757	702,240
Total		14,086,729
TOTAL FINANCIALS		94,654,113
HEALTH CARE 7.5%
Health Care Equipment & Supplies 2.7%
Analogic Corp.	11,663	911,697
Angiodynamics, Inc. (a)	92,055	1,123,071
CONMED Corp.	59,930	1,708,005
ICU Medical, Inc. (a)(b)	29,731	1,798,131
Medical Action Industries, Inc. (a)	98,630	344,219
Orthofix International NV (a)	27,997	1,252,866
Quidel Corp. (a)(b)	63,553	1,203,058
Total		8,341,047
Health Care Providers & Services 2.3%
Amsurg Corp. (a)	42,251	1,199,083
Centene Corp. (a)	40,400	1,511,364
Magellan Health Services, Inc. (a)	43,280	2,233,681

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Molina Healthcare, Inc. (a)	50,910	$1,280,386
Triple-S Management Corp., Class B (a)	47,774	998,477
Total		7,222,991
Pharmaceuticals 2.5%
Impax Laboratories, Inc. (a)(b)	75,310	1,955,048
Jazz Pharmaceuticals PLC (a)	38,700	2,206,287
Questcor Pharmaceuticals, Inc. (a)	59,093	1,093,220
Viropharma, Inc. (a)	86,290	2,607,684
Total		7,862,239
TOTAL HEALTH CARE		23,426,277
INDUSTRIALS 15.6%
Aerospace & Defense 1.4%
AAR Corp.	52,375	859,997
Ceradyne, Inc.	70,216	1,715,377
Curtiss-Wright Corp.	53,140	1,737,678
Total		4,313,052
Building Products 0.4%
Universal Forest Products, Inc.	32,840	1,364,174
Commercial Services & Supplies 1.9%
ABM Industries, Inc.	61,750	1,168,928
ACCO Brands Corp. (a)	183,611	1,191,635
Consolidated Graphics, Inc. (a)	28,279	737,799
Ennis, Inc.	57,566	944,658
Unifirst Corp.	29,660	1,980,992
Total		6,024,012
Construction & Engineering 1.5%
Comfort Systems U.S.A., Inc.	79,213	865,798
Dycom Industries, Inc. (a)	60,150	864,957
KHD Humboldt Wedag International AG (a)	69,805	446,541
Layne Christensen Co. (a)	44,126	865,311
Pike Electric Corp. (a)	102,081	811,544
Sterling Construction Co., Inc. (a)	65,776	656,444
Total		4,510,595
Electrical Equipment 2.0%
Belden, Inc.	55,068	2,030,908
Brady Corp., Class A	51,830	1,517,582
GrafTech International Ltd. (a)	169,109	1,520,290
Powell Industries, Inc. (a)	26,685	1,031,909
Total		6,100,689

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 5.8%
Albany International Corp., Class A	60,991	$1,339,972
Altra Holdings, Inc.	42,667	776,539
Astec Industries, Inc. (a)	39,879	1,260,575
Briggs & Stratton Corp.	77,581	1,448,437
Cascade Corp.	20,450	1,119,433
CIRCOR International, Inc.	34,980	1,320,495
EnPro Industries, Inc. (a)(b)	32,496	1,170,181
FreightCar America, Inc.	36,061	641,525
Harsco Corp.	42,884	880,409
ITT Corp.	68,850	1,387,328
Kadant, Inc. (a)	59,476	1,379,248
LB Foster Co., Class A	42,659	1,379,592
Mueller Industries, Inc.	36,284	1,649,834
Sauer-Danfoss, Inc.	14,891	598,767
Titan International, Inc.	63,110	1,114,523
Twin Disc, Inc.	35,078	627,896
Total		18,094,754
Professional Services 0.8%
FTI Consulting, Inc. (a)	44,000	1,173,920
Korn/Ferry International (a)	77,804	1,192,735
Total		2,366,655
Road & Rail 1.3%
Heartland Express, Inc.	112,753	1,506,380
Ryder System, Inc.	27,280	1,065,557
Werner Enterprises, Inc.	76,118	1,626,642
Total		4,198,579
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	12,537	519,408
Kaman Corp.	31,591	1,132,853
Total		1,652,261
TOTAL INDUSTRIALS		48,624,771
INFORMATION TECHNOLOGY 13.0%
Communications Equipment 0.7%
Emulex Corp. (a)	169,920	1,225,123
Symmetricom, Inc. (a)	152,336	1,061,782
Total		2,286,905
Computers & Peripherals 0.5%
QLogic Corp. (a)	134,310	1,533,820
Electronic Equipment, Instruments & Components 2.3%
Anixter International, Inc.	23,187	1,332,325
Electro Scientific Industries, Inc.	72,893	890,753

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
GSI Group, Inc. (a)	82,445	$734,585
Littelfuse, Inc.	31,710	1,792,883
Methode Electronics, Inc.	75,086	729,085
MTS Systems Corp.	29,209	1,564,142
Total		7,043,773
Internet Software & Services 1.7%
Blucora, Inc. (a)	74,325	1,323,728
j2 Global, Inc.	51,576	1,692,724
Monster Worldwide, Inc. (a)	141,620	1,038,075
ValueClick, Inc. (a)	66,490	1,142,963
Total		5,197,490
IT Services 2.9%
Acxiom Corp. (a)	120,695	2,205,098
Convergys Corp.	110,877	1,737,443
CSG Systems International, Inc. (a)	61,309	1,378,839
Global Cash Access Holdings, Inc. (a)	153,044	1,232,004
MoneyGram International, Inc. (a)	89,565	1,338,101
TeleTech Holdings, Inc. (a)	73,970	1,261,189
Total		9,152,674
Semiconductors & Semiconductor Equipment 4.0%
ATMI, Inc. (a)	61,775	1,147,162
Cabot Microelectronics Corp.	34,690	1,219,006
Cymer, Inc. (a)(b)	22,930	1,170,806
Entegris, Inc. (a)	221,690	1,802,340
First Solar, Inc. (a)	42,980	951,792
GT Advanced Technologies, Inc. (a)	148,370	808,616
Integrated Device Technology, Inc. (a)	164,200	965,496
MKS Instruments, Inc.	71,035	1,810,682
Silicon Laboratories, Inc. (a)	10,064	369,953
Teradyne, Inc. (a)	79,540	1,131,059
Tessera Technologies, Inc.	90,437	1,237,178
Total		12,614,090
Software 0.9%
Parametric Technology Corp. (a)	47,333	1,031,859
Progress Software Corp. (a)	75,991	1,625,448
Total		2,657,307
TOTAL INFORMATION TECHNOLOGY		40,486,059
MATERIALS 5.7%
Chemicals 3.6%
A. Schulman, Inc.	50,990	1,214,582
Chemtura Corp. (a)	112,790	1,942,244
Cytec Industries, Inc.	22,470	1,472,234

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Ferro Corp. (a)	71,409	$244,933
H.B. Fuller Co.	39,052	1,198,115
Minerals Technologies, Inc.	30,530	2,165,493
OM Group, Inc. (a)	155,237	2,878,094
Total		11,115,695
Containers & Packaging 1.1%
Greif, Inc., Class A	62,461	2,759,527
Greif, Inc., Class B	15,314	757,431
Total		3,516,958
Metals & Mining 0.6%
Coeur d’Alene Mines Corp. (a)	18,538	534,451
Olympic Steel, Inc.	59,696	1,007,668
Thompson Creek Metals Co., Inc. (a)	117,279	334,245
Total		1,876,364
Paper & Forest Products 0.4%
Wausau Paper Corp.	119,419	1,105,820
TOTAL MATERIALS		17,614,837
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.1%
Cbeyond, Inc. (a)	127,393	1,256,095
Lumos Networks Corp.	44,711	351,428
Neutral Tandem, Inc. (a)	109,950	1,031,331
Warwick Valley Telephone Co.	66,364	862,732
Total		3,501,586
Wireless Telecommunication Services 0.6%
NTELOS Holdings Corp.	45,951	798,169
Shenandoah Telecommunications Co.	55,490	976,624
Total		1,774,793
TOTAL TELECOMMUNICATION SERVICES		5,276,379
UTILITIES 3.7%
Electric Utilities 2.2%
Allete, Inc.	57,319	2,392,495
IDACORP, Inc.	57,580	2,491,487
MGE Energy, Inc.	38,897	2,061,152
Total		6,945,134
Gas Utilities 1.5%
Laclede Group, Inc. (The)	48,931	2,104,033

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
Southwest Gas Corp.	55,671	$2,460,658
Total		4,564,691
TOTAL UTILITIES		11,509,825
Total Common Stocks (Cost: $309,130,697)		$308,909,349

	Shares	Value

Exchange-Traded Funds 0.4%
iShares Russell 2000 Value Index Fund	14,940	$1,104,663
Total Exchange-Traded Funds (Cost: $1,085,700)		$1,104,663

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.151% (c)(d)	1,382,696	$1,382,696
Total Money Market Funds (Cost: $1,382,696)		$1,382,696

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 1.1%
Repurchase Agreements 1.1%
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $3,333,033 (e)
	0.200%	$3,332,978	$3,332,978
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,332,978)			$3,332,978
Total Investments
(Cost: $314,932,071) (f)			$314,729,686(g)
Other Assets & Liabilities, Net			(3,464,254)
Net Assets			$311,265,432

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	36,584,926	(35,202,230)	—	1,382,696	1,787	1,382,696

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Royal Bank of Canada (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	3,399,638
Total Market Value of Collateral Securities	3,399,638

(f)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $314,932,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,832,000
Unrealized Depreciation	(33,034,000)
Net Unrealized Depreciation	$(202,000)

(g)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	33,736,274	—	—	33,736,274
Consumer Staples	10,473,770	—	—	10,473,770
Energy	23,107,044	—	—	23,107,044
Financials	94,654,113	—	—	94,654,113
Health Care	23,426,277	—	—	23,426,277
Industrials	48,178,230	446,541	—	48,624,771
Information Technology	40,486,059	—	—	40,486,059
Materials	17,614,837	—	—	17,614,837
Telecommunication Services	5,276,379	—	—	5,276,379
Utilities	11,509,825	—	—	11,509,825
Exchange-Traded Funds	1,104,663	—	—	1,104,663
Total Equity Securities	309,567,471	446,541	—	310,014,012
Other
Money Market Funds	1,382,696	—	—	1,382,696
Investments of Cash Collateral Received for Securities on Loan	—	3,332,978	—	3,332,978
Total Other	1,382,696	3,332,978	—	4,715,674
Total	310,950,167	3,779,519	—	314,729,686

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available marketing data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 17.5%
Hotels, Restaurants & Leisure 2.7%
Domino’s Pizza, Inc.	9,189	$346,425
Life Time Fitness, Inc. (a)	7,790	356,315
Six Flags Entertainment Corp.	4,395	258,426
Total		961,166
Household Durables 1.4%
Harman International Industries, Inc.	5,318	245,479
Skullcandy, Inc. (a)	16,160	222,200
Zagg, Inc. (a)	5,961	50,847
Total		518,526
Internet & Catalog Retail 1.0%
Kayak Software Corp. (a)	6,578	232,401
Shutterfly, Inc. (a)	4,593	142,934
Total		375,335
Leisure Equipment & Products 1.5%
Arctic Cat, Inc. (a)(b)	8,205	340,179
Polaris Industries, Inc.	2,464	199,264
Total		539,443
Media 0.5%
National CineMedia, Inc.	11,884	194,541
Specialty Retail 8.2%
Asbury Automotive Group, Inc. (a)	8,569	239,503
Cabela’s, Inc. (a)	6,832	373,574
GameStop Corp., Class A	11,276	236,796
GNC Holdings, Inc., Class A	13,169	513,196
Lumber Liquidators Holdings, Inc. (a)(b)	4,535	229,834
Pier 1 Imports, Inc.	14,399	269,837
Rent-A-Center, Inc.	9,523	334,067
Select Comfort Corp. (a)	7,123	224,731
Tile Shop Holdings, Inc. (a)	17,580	252,800
Vitamin Shoppe, Inc. (a)	4,819	281,044
Total		2,955,382
Textiles, Apparel & Luxury Goods 2.2%
Fifth & Pacific Companies, Inc. (a)	15,979	204,212
Gildan Activewear, Inc.	9,852	312,111
Tumi Holdings, Inc. (a)	11,205	263,766
Total		780,089
TOTAL CONSUMER DISCRETIONARY		6,324,482

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 5.3%
Food & Staples Retailing 3.4%
Casey’s General Stores, Inc.	12,067	$689,508
Fresh Market, Inc. (The) (a)	4,910	294,502
Harris Teeter Supermarkets, Inc.	5,933	230,438
Total		1,214,448
Food Products 0.5%
Post Holdings, Inc. (a)	5,832	175,310
Personal Products 1.4%
Elizabeth Arden, Inc. (a)	10,858	512,932
TOTAL CONSUMER STAPLES		1,902,690
ENERGY 5.8%
Energy Equipment & Services 0.8%
Superior Energy Services, Inc. (a)	13,668	280,467
Oil, Gas & Consumable Fuels 5.0%
Approach Resources, Inc. (a)	2,441	73,547
Energy XXI Bermuda Ltd.	11,080	387,246
Golar LNG Ltd.	5,542	213,866
Gulfport Energy Corp. (a)	4,928	154,049
Kodiak Oil & Gas Corp. (a)	16,369	153,214
Oasis Petroleum, Inc. (a)(b)	14,101	415,557
Resolute Energy Corp. (a)(b)	17,029	151,047
Teekay Tankers Ltd., Class A	30,161	112,802
Western Refining, Inc.	6,519	170,668
Total		1,831,996
TOTAL ENERGY		2,112,463
FINANCIALS 7.7%
Commercial Banks 1.2%
Signature Bank (a)	6,398	429,178
Consumer Finance 0.7%
DFC Global Corp. (a)	15,108	259,102
Insurance 0.6%
Arthur J Gallagher & Co.	6,067	217,320
Real Estate Investment Trusts (REITs) 4.0%
DiamondRock Hospitality Co.	30,621	294,880
Home Properties, Inc.	6,648	407,323
Omega Healthcare Investors, Inc.	13,412	304,855

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	14,541	$210,263
Summit Hotel Properties, Inc.	25,389	216,822
Total		1,434,143
Real Estate Management & Development 1.2%
Zillow, Inc., Class A (a)	10,245	432,134
TOTAL FINANCIALS		2,771,877
HEALTH CARE 21.8%
Biotechnology 6.8%
Alkermes PLC (a)	22,314	463,015
Amarin Corp. PLC, ADR (a)(b)	17,813	224,444
Ariad Pharmaceuticals, Inc. (a)	8,889	215,336
Dynavax Technologies Corp. (a)	33,046	157,299
Exact Sciences Corp. (a)	17,580	193,556
Idenix Pharmaceuticals, Inc. (a)	42,012	191,995
Ironwood Pharmaceuticals, Inc. (a)	12,059	154,114
Onyx Pharmaceuticals, Inc. (a)	4,477	378,306
Rigel Pharmaceuticals, Inc. (a)	22,571	231,353
Sarepta Therapeutics, Inc. (a)	6,590	102,343
TESARO, Inc. (a)	10,198	145,117
Total		2,456,878
Health Care Equipment & Supplies 4.7%
Align Technology, Inc. (a)	11,541	426,671
Insulet Corp. (a)(b)	19,168	413,646
Masimo Corp. (a)	12,333	298,212
NxStage Medical, Inc. (a)	20,701	273,460
Volcano Corp. (a)	10,341	295,442
Total		1,707,431
Health Care Providers & Services 5.2%
Brookdale Senior Living, Inc. (a)	23,823	553,170
Catamaran Corp. (a)	2,265	221,902
Centene Corp. (a)	5,726	214,210
HMS Holdings Corp. (a)	15,987	534,445
IPC The Hospitalist Co., Inc. (a)(b)	8,165	373,141
Total		1,896,868
Health Care Technology 0.6%
athenahealth, Inc. (a)(b)	2,198	201,710
Life Sciences Tools & Services 1.4%
Fluidigm Corp. (a)	11,034	187,578
ICON PLC, ADR (a)(b)	12,703	309,572
Total		497,150

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 3.1%
Akorn, Inc. (a)	11,205	$148,130
Impax Laboratories, Inc. (a)	16,930	439,503
MAP Pharmaceuticals, Inc. (a)(b)	16,379	255,021
Salix Pharmaceuticals Ltd. (a)	6,941	293,882
Total		1,136,536
TOTAL HEALTH CARE		7,896,573
INDUSTRIALS 16.7%
Aerospace & Defense 2.6%
Hexcel Corp. (a)(b)	28,633	687,765
LMI Aerospace, Inc. (a)	12,452	254,519
Total		942,284
Airlines 0.6%
Alaska Air Group, Inc. (a)	6,218	218,003
Building Products 1.0%
USG Corp. (a)(b)	16,916	371,306
Commercial Services & Supplies 2.4%
Clean Harbors, Inc. (a)	5,962	291,244
Portfolio Recovery Associates, Inc. (a)	3,527	368,325
Tetra Tech, Inc. (a)	7,105	186,577
Total		846,146
Electrical Equipment 0.5%
Regal-Beloit Corp.	2,586	182,261
Machinery 3.3%
Chart Industries, Inc. (a)	2,850	210,472
Lindsay Corp.	2,137	153,800
Proto Labs, Inc. (a)	7,831	264,844
Trinity Industries, Inc.	5,649	169,301
Woodward, Inc.	11,513	391,212
Total		1,189,629
Marine 0.7%
Costamare, Inc.	16,177	248,964
Professional Services 1.1%
Acacia Research Corp. (a)	4,670	128,005
Advisory Board Co. (The) (a)	5,796	277,222
Total		405,227
Road & Rail 2.7%
Avis Budget Group, Inc. (a)	10,388	159,768

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Knight Transportation, Inc.	12,818	$183,297
Landstar System, Inc.	6,019	284,578
Roadrunner Transportation Systems, Inc. (a)	15,217	246,211
Werner Enterprises, Inc.	5,276	112,748
Total		986,602
Trading Companies & Distributors 1.8%
TAL International Group, Inc.	9,954	338,237
United Rentals, Inc. (a)	8,896	290,988
Total		629,225
TOTAL INDUSTRIALS		6,019,647
INFORMATION TECHNOLOGY 22.2%
Communications Equipment 0.7%
Riverbed Technology, Inc. (a)	10,269	238,960
Electronic Equipment, Instruments & Components 2.2%
Cognex Corp.	7,842	271,176
FARO Technologies, Inc. (a)	4,945	204,328
FEI Co.	6,262	335,017
Total		810,521
Internet Software & Services 5.2%
Angie’s List, Inc. (a)	6,090	64,432
Bankrate, Inc. (a)	11,279	175,727
Bazaarvoice, Inc. (a)	11,908	180,406
Cornerstone OnDemand, Inc. (a)	5,979	183,316
CoStar Group, Inc. (a)	1,933	157,617
DealerTrack Holdings, Inc. (a)	12,194	339,603
IAC/InterActiveCorp.	6,936	361,088
Liquidity Services, Inc. (a)	3,000	150,630
Stamps.com, Inc. (a)	11,712	271,016
Total		1,883,835
IT Services 0.6%
Wright Express Corp. (a)	2,831	197,377
Semiconductors & Semiconductor Equipment 1.9%
Kulicke & Soffa Industries, Inc. (a)	15,581	162,042
Microsemi Corp. (a)	7,319	146,892
Power Integrations, Inc.	6,359	193,504
Silicon Laboratories, Inc. (a)	4,944	181,742
Total		684,180
Software 11.6%
ACI Worldwide, Inc. (a)	1,894	80,040

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Aspen Technology, Inc. (a)	22,688	$586,485
CommVault Systems, Inc. (a)	10,853	637,071
Fortinet, Inc. (a)	13,837	334,025
Guidewire Software, Inc. (a)	15,658	486,181
Infoblox, Inc. (a)	9,207	214,063
Informatica Corp. (a)	6,019	209,521
Monitise PLC (a)	338,536	196,800
Parametric Technology Corp. (a)	6,707	146,213
Pegasystems, Inc.	3,675	106,722
Proofpoint, Inc. (a)	15,716	233,383
QLIK Technologies, Inc. (a)	8,419	188,670
TIBCO Software, Inc. (a)	8,614	260,401
TiVo, Inc. (a)	26,241	273,694
Ultimate Software Group, Inc. (a)	2,418	246,878
Total		4,200,147
TOTAL INFORMATION TECHNOLOGY		8,015,020
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Cogent Communications Group, Inc.	6,119	140,676
TOTAL TELECOMMUNICATION SERVICES		140,676
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	6,427	230,472
TOTAL UTILITIES		230,472
Total Common Stocks (Cost: $31,188,116)		$35,413,900

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(c)	4,820	$1,115
TOTAL ENERGY		1,115
Total Warrants (Cost: $4,154)		$1,115

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.151% (d)(e)	822,619	$822,619
Total Money Market Funds (Cost: $822,619)		$822,619

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.9%
Repurchase Agreements 5.9%
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $2,126,640 (f)
	0.200%	2,126,605	$2,126,605

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $2,126,605)	$2,126,605

Total Investments
(Cost: $34,141,494) (g)	$38,364,239(h)
Other Assets & Liabilities, Net	(2,253,253)
Net Assets	$36,110,986

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     At September 30, 2012, security was partially or fully on loan.

(c)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $1,115, representing 0.00% of net assets.  Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.
Warrants	03-07-11 - 06-29-11	4,154

(d)                                     The rate shown is the seven-day current annualized yield at September 30, 2012.

(e)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,289,194	18,047,543	(18,514,118)	—	822,619	—	1,245	822,619

(f)                                       The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Royal Bank of Canada (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	2,169,137
Total Market Value of Collateral Securities	2,169,137

(g)                                     At September 30, 2012, the cost of securities for federal income tax purposes was approximately $ 34,141,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,154,000
Unrealized Depreciation	(931,000)
Net Unrealized Appreciation	$4,223,000

(h)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,324,482	—	—	6,324,482
Consumer Staples	1,902,690	—	—	1,902,690
Energy	2,112,463	—	—	2,112,463
Financials	2,771,877	—	—	2,771,877
Health Care	7,896,573	—	—	7,896,573
Industrials	6,019,647	—	—	6,019,647
Information Technology	7,818,220	196,800	—	8,015,020
Telecommunication Services	140,676	—	—	140,676
Utilities	230,472	—	—	230,472
Warrants
Energy	—	1,115	—	1,115
Total Equity Securities	35,217,100	197,915	—	35,415,015
Other
Money Market Funds	822,619	—	—	822,619
Investments of Cash Collateral Received for Securities on Loan	—	2,126,605	—	2,126,605
Total Other	822,619	2,126,605	—	2,949,224
Total	36,039,719	2,324,520	—	38,364,239

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 45.6%
Aerospace & Defense 1.0%
ADS Tactical, Inc. Senior Secured (b)(c)
04/01/18	11.000%	$2,660,000	$2,646,700
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,334,000	1,445,722
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,374,000	3,643,920
Oshkosh Corp.
03/01/17	8.250%	651,000	716,100
03/01/20	8.500%	2,086,000	2,336,320
Total			10,788,762
Automotive 1.2%
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	467,000	495,020
06/15/21	8.250%	1,655,000	1,762,575
Continental Rubber of America Corp. Senior Secured (c)
09/15/19	4.500%	707,000	723,706
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	295,000	315,650
Dana Holding Corp. (b)
Senior Unsecured
02/15/21	6.750%	199,000	215,418
Delphi Corp.
05/15/19	5.875%	523,000	564,840
05/15/21	6.125%	349,000	386,518
Lear Corp.
03/15/18	7.875%	612,000	673,200
03/15/20	8.125%	2,903,000	3,294,905
Schaeffler Finance BV (c)
Senior Secured
02/15/17	7.750%	653,000	708,505
02/15/19	8.500%	735,000	817,687
Tenneco, Inc.
08/15/18	7.750%	16,000	17,400
Visteon Corp. (b)
04/15/19	6.750%	2,285,000	2,399,250
Total			12,374,674
Banking 1.6%
BanColombia SA Senior Unsecured
06/03/21	5.950%	700,000	787,500
Banco BMG SA Senior Notes (c)
04/15/18	8.000%	1,000,000	921,915
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,750,000	5,221,110

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	$460,000	$504,124
01/14/22	4.500%	30,000	32,764
Goldman Sachs Group, Inc. (The)
Senior Unsecured
06/15/20	6.000%	875,000	1,008,909
01/24/22	5.750%	815,000	938,779
JPMorgan Chase & Co.
Senior Unsecured
09/23/22	3.250%	1,895,000	1,921,329
JPMorgan Chase & Co. (b)
Senior Unsecured
08/15/21	4.350%	1,590,000	1,752,463
Morgan Stanley Senior Unsecured
07/28/21	5.500%	2,865,000	3,135,419
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	868,000	989,520
Total			17,213,832
Brokerage 0.6%
E*Trade Financial Corp. Senior Unsecured
11/30/17	12.500%	3,936,000	4,472,280
Neuberger Berman Group LLC/Finance Corp. (c)
Senior Unsecured
03/15/20	5.625%	506,000	536,360
03/15/22	5.875%	760,000	813,200
Nuveen Investments, Inc. Senior Unsecured (c)
10/15/20	9.500%	796,000	792,020
Total			6,613,860
Building Materials 0.8%
Building Materials Corp. of America Senior Notes (c)
05/01/21	6.750%	3,790,000	4,150,050
Gibraltar Industries, Inc. (d)
12/01/15	8.000%	1,515,000	1,549,087
Interface, Inc.
12/01/18	7.625%	595,000	645,575
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,493,000	1,511,663
Nortek, Inc.
12/01/18	10.000%	190,000	209,950
04/15/21	8.500%	786,000	837,090
Total			8,903,415

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals 1.5%
Ashland, Inc. Senior Unsecured (c)
08/15/22	4.750%	$556,000	$568,510
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,760
06/15/21	5.875%	354,000	396,480
Hexion US Finance Corp. Senior Secured
04/15/20	6.625%	1,089,000	1,108,058
Huntsman International LLC (b)
03/15/21	8.625%	466,000	533,570
JM Huber Corp. Senior Notes (c)
11/01/19	9.875%	1,175,000	1,318,937
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	4,449,000	5,071,860
04/15/24	5.750%	2,271,000	2,583,262
MacDermid, Inc. (c)
04/15/17	9.500%	820,000	856,900
Nufarm Australia Ltd. (c)(e)
10/15/19	6.375%	264,000	264,000
Polypore International, Inc.
11/15/17	7.500%	1,025,000	1,104,438
Rockwood Specialties Group, Inc.
10/15/20	4.625%	1,764,000	1,790,460
Total			15,605,235
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured (c)
07/15/22	6.500%	277,000	290,850
CNH Capital LLC (c)
11/01/16	6.250%	1,635,000	1,776,019
Case New Holland, Inc.
12/01/17	7.875%	2,453,000	2,876,142
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	405,765
H&E Equipment Services, Inc. (c)
09/01/22	7.000%	384,000	399,360
Neff Rental LLC/Finance Corp. Secured (c)
05/15/16	9.625%	1,534,000	1,560,845
UR Merger Sub Corp.
12/15/19	9.250%	2,569,000	2,883,702
UR Merger Sub Corp. (c)
Secured
07/15/18	5.750%	777,000	817,793
Total			11,010,476

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured (c)
07/01/18	12.375%	$1,035,000	$1,104,863
Consumer Products 0.3%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	1,120,000	1,142,025
Libbey Glass, Inc. Senior Secured (c)
05/15/20	6.875%	433,000	467,640
Serta Simmons Holdings LLC Senior Notes (c)(e)
10/01/20	8.125%	1,163,000	1,177,537
Spectrum Brands, Inc. (c)
03/15/20	6.750%	309,000	319,043
Total			3,106,245
Diversified Manufacturing 0.2%
Actuant Corp.
06/15/22	5.625%	610,000	632,875
Amsted Industries, Inc. Senior Notes (c)
03/15/18	8.125%	1,070,000	1,160,950
Tomkins LLC/Inc. Secured (d)
10/01/18	9.000%	636,000	709,140
Total			2,502,965
Electric 3.0%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	261,000	301,455
07/01/21	7.375%	2,611,000	2,976,540
Calpine Corp. Senior Secured (c)
02/15/21	7.500%	1,965,000	2,132,025
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	670,000	697,484
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	255,000	379,001
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	540,000	656,819
08/15/19	5.200%	1,795,000	2,135,526
09/15/42	4.050%	540,000	555,581
Duke Energy Corp. Senior Unsecured
08/15/22	3.050%	175,000	176,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	$1,696,000	$2,040,734
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	903,000	1,024,905
Ipalco Enterprises, Inc. Senior Secured (c)
04/01/16	7.250%	75,000	83,813
Nevada Power Co.
01/15/15	5.875%	920,000	1,022,576
05/15/18	6.500%	4,820,000	6,103,903
04/01/36	6.650%	30,000	41,378
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%	1,460,000	1,595,310
Pacific Gas & Electric Co.
Senior Unsecured
04/15/42	4.450%	260,000	284,172
Pacific Gas & Electric Co. (b)
Senior Unsecured
10/01/20	3.500%	630,000	695,233
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	1,275,000	1,473,555
04/01/22	3.150%	1,780,000	1,812,695
Sierra Pacific Power Co.
05/15/16	6.000%	1,395,000	1,629,008
TransAlta Corp. Senior Unsecured
05/15/18	6.650%	2,670,000	3,049,738
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	525,000	615,082
Total			31,483,213
Entertainment 0.2%
AMC Entertainment, Inc.
06/01/19	8.750%	820,000	904,050
12/01/20	9.750%	752,000	846,940
Six Flags, Inc. (c)(f)(g)(h)
06/01/14	9.625%	95,000	—
Speedway Motorsports, Inc.
02/01/19	6.750%	32,000	34,000
Vail Resorts, Inc.
05/01/19	6.500%	287,000	312,113
Total			2,097,103
Environmental 0.1%
Clean Harbors, Inc. (c)
08/01/20	5.250%	950,000	978,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage 1.3%
ConAgra Foods, Inc.
Senior Unsecured
09/15/22	3.250%	$695,000	$700,472
10/01/28	7.000%	440,000	551,985
Cott Beverages, Inc.
11/15/17	8.375%	135,000	147,994
09/01/18	8.125%	1,150,000	1,277,938
Kraft Foods Group, Inc. (c)
08/23/18	6.125%	4,205,000	5,199,486
MHP SA (c)
04/29/15	10.250%	1,160,000	1,203,500
Mondelez International, Inc. Senior Unsecured
02/01/18	6.125%	1,480,000	1,806,957
SABMiller Holdings, Inc. (c)
01/15/17	2.450%	2,235,000	2,337,723
01/15/22	3.750%	1,045,000	1,134,804
Total			14,360,859
Gaming 0.8%
Caesars Entertainment Operating Co., Inc. Senior Secured (c)
02/15/20	8.500%	1,277,000	1,277,000
MGM Resorts International
03/01/18	11.375%	901,000	1,063,180
MGM Resorts International (c)
10/01/20	6.750%	176,000	176,000
ROC Finance LLC/Corp. Secured (c)
09/01/18	12.125%	1,705,000	1,977,800
Seminole Indian Tribe of Florida (c)
10/01/17	7.750%	1,663,000	1,825,142
10/01/20	7.804%	145,000	148,873
Senior Secured
10/01/20	6.535%	65,000	69,896
Seneca Gaming Corp. (c)
12/01/18	8.250%	1,340,000	1,407,000
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	923,000	821,470
Total			8,766,361
Gas Pipelines 3.0%
El Paso LLC
Senior Unsecured
06/15/14	6.875%	70,000	75,501
09/15/20	6.500%	3,024,000	3,402,000
01/15/32	7.750%	3,244,000	3,778,024
Enterprise Products Operating LLC
02/15/42	5.700%	1,055,000	1,219,059
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	710,000	891,732
09/15/20	5.300%	650,000	757,684

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	$1,698,000	$1,808,370
02/15/23	5.500%	1,174,000	1,229,765
NiSource Finance Corp.
09/15/17	5.250%	3,675,000	4,254,189
Plains All American Pipeline LP/Finance Corp.
05/01/19	8.750%	965,000	1,297,590
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	2,559,000	2,734,931
07/15/21	6.500%	1,813,000	1,939,910
Southern Natural Gas Co. LLC Senior Unsecured (c)
04/01/17	5.900%	4,160,000	4,881,032
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,785,000	1,818,469
Tesoro Logistics LP/Finance Corp. Senior Notes (c)
10/01/20	5.875%	608,000	623,200
TransCanada PipeLines Ltd. Senior Unsecured
01/15/39	7.625%	320,000	495,071
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (c)
08/01/42	4.450%	1,285,000	1,325,185
Total			32,531,712
Health Care 3.0%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	320,357	341,180
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	1,251,000	1,319,805
Biomet, Inc. (c)
08/01/20	6.500%	1,101,000	1,140,911
Biomet, Inc. (c)(e)
08/01/20	6.500%	1,063,000	1,101,534
CHS/Community Health Systems, Inc.
11/15/19	8.000%	1,241,000	1,361,997
07/15/20	7.125%	1,181,000	1,259,979
CHS/Community Health Systems, Inc. (b)
Senior Secured
08/15/18	5.125%	1,291,000	1,339,412
ConvaTec Healthcare E SA Senior Unsecured (c)
12/15/18	10.500%	2,150,000	2,332,750
DaVita, Inc.
08/15/22	5.750%	930,000	967,200
Emdeon, Inc. (c)
12/31/19	11.000%	1,275,000	1,447,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance II, Inc. (c)
07/31/19	5.625%	$386,000	$411,090
01/31/22	5.875%	500,000	535,000
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%	305,000	343,888
HCA, Inc.
02/15/22	7.500%	1,000,000	1,132,500
Senior Secured
02/15/20	6.500%	2,019,000	2,246,137
Health Management Associates, Inc. (c)
01/15/20	7.375%	720,000	781,200
HealthSouth Corp.
11/01/24	5.750%	599,000	609,483
Hologic, Inc. (b)(c)
08/01/20	6.250%	397,000	420,820
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	1,385,000	1,322,675
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (c)
11/01/18	10.500%	505,000	534,038
LifePoint Hospitals, Inc.
10/01/20	6.625%	425,000	461,125
Multiplan, Inc. (c)
09/01/18	9.875%	2,093,000	2,323,230
PSS World Medical, Inc.
03/01/22	6.375%	193,000	205,304
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	1,001,000	1,096,095
Radnet Management, Inc.
04/01/18	10.375%	465,000	469,650
Rural/Metro Corp. Senior Unsecured (c)
07/15/19	10.125%	816,000	826,200
STHI Holding Corp. Secured (c)
03/15/18	8.000%	403,000	429,195
Tenet Healthcare Corp. Senior Unsecured
08/01/20	8.000%	716,000	768,805
Truven Health Analytics, Inc. Senior Unsecured (b)(c)
06/01/20	10.625%	548,000	591,840
United Surgical Partners International, Inc. (c)
04/01/20	9.000%	680,000	737,800
Universal Hospital Services, Inc. Secured (c)
08/15/20	7.625%	343,000	357,578

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
VWR Funding, Inc. (c)
09/15/17	7.250%	$417,000	$432,116
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,595,000	1,702,662
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/19	7.750%	682,000	725,478
Vanguard Health Holding Co. II LLC/Inc. (c)
02/01/19	7.750%	309,000	329,085
Total			32,404,887
Healthcare Insurance 0.2%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	1,009,000	1,178,638
WellPoint, Inc. Senior Unsecured
02/15/19	7.000%	505,000	629,981
Total			1,808,619
Home Construction 0.4%
Beazer Homes USA, Inc.
05/15/19	9.125%	362,000	363,810
KB Home (b)
03/15/20	8.000%	498,000	551,535
09/15/22	7.500%	344,000	366,360
Meritage Homes Corp.
04/01/22	7.000%	462,000	494,340
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	706,000	787,190
Taylor Morrison Communities, Inc./Monarch, Inc. (c)
04/15/20	7.750%	250,000	266,250
Taylor Morrison Communities, Inc./Monarch (c)
04/15/20	7.750%	983,000	1,046,895
Total			3,876,380
Independent Energy 4.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	3,990,000	4,623,205
Antero Resources Finance Corp.
12/01/17	9.375%	73,000	80,665
08/01/19	7.250%	258,000	279,285
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,083,000	1,161,518
Chaparral Energy, Inc.
10/01/20	9.875%	441,000	498,330
09/01/21	8.250%	747,000	806,760
Chaparral Energy, Inc. (c)
11/15/22	7.625%	462,000	496,650
Chesapeake Energy Corp. (b)
08/15/20	6.625%	1,355,000	1,399,037
02/15/21	6.125%	2,441,000	2,459,307

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Cimarex Energy Co.
05/01/22	5.875%	$1,480,000	$1,561,400
Comstock Resources, Inc.
06/15/20	9.500%	1,702,000	1,829,650
Concho Resources, Inc.
01/15/21	7.000%	875,000	980,000
01/15/22	6.500%	1,430,000	1,576,575
04/01/23	5.500%	648,000	677,160
Continental Resources, Inc.
10/01/19	8.250%	104,000	117,000
10/01/20	7.375%	6,000	6,720
04/01/21	7.125%	1,598,000	1,801,745
09/15/22	5.000%	2,304,000	2,401,920
Continental Resources, Inc. (c)
09/15/22	5.000%	978,000	1,022,010
EP Energy LLC/Everest Acquisition Finance, Inc. (c)
09/01/22	7.750%	172,000	175,440
EP Energy LLC/Finance, Inc. (b)(c)
Senior Unsecured
05/01/20	9.375%	1,767,000	1,926,030
EP Energy LLC/Finance, Inc. (c)
Senior Secured
05/01/19	6.875%	1,175,000	1,257,250
Kodiak Oil & Gas Corp. (c)
12/01/19	8.125%	3,556,000	3,769,360
Laredo Petroleum, Inc.
02/15/19	9.500%	2,975,000	3,369,187
05/01/22	7.375%	356,000	384,480
MEG Energy Corp. (c)
03/15/21	6.500%	1,185,000	1,267,950
01/30/23	6.375%	749,000	799,558
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,021,000	2,243,310
Oasis Petroleum, Inc.
02/01/19	7.250%	1,990,000	2,134,275
11/01/21	6.500%	1,254,000	1,322,970
01/15/23	6.875%	443,000	470,688
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,145,000	1,293,850
05/01/23	5.250%	1,491,000	1,524,547
QEP Resources, Inc. (b)
Senior Unsecured
10/01/22	5.375%	1,697,000	1,754,274
Range Resources Corp.
05/15/19	8.000%	485,000	538,350
06/01/21	5.750%	1,450,000	1,558,750
08/15/22	5.000%	127,000	133,985
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	621,000	658,260
SM Energy Co. (c)
Senior Unsecured
01/01/23	6.500%	405,000	425,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
WPX Energy, Inc. Senior Unsecured
01/15/22	6.000%	$389,000	$418,175
Whiting Petroleum Corp.
10/01/18	6.500%	74,000	79,365
Total			51,284,241
Integrated Energy 0.1%
Lukoil International Finance BV (c)
11/09/20	6.125%	1,200,000	1,355,520
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	431,000	469,790
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	1,000	1,126
Total			470,916
Media Cable 1.2%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,867,000	2,114,377
01/31/22	6.625%	180,000	196,650
09/30/22	5.250%	1,252,000	1,258,260
CSC Holdings LLC Senior Unsecured (c)
11/15/21	6.750%	1,953,000	2,153,182
Cablevision Systems Corp.
Senior Unsecured
09/15/22	5.875%	503,000	500,485
Cablevision Systems Corp. (b)
Senior Unsecured
04/15/20	8.000%	535,000	596,525
Comcast Corp.
08/15/37	6.950%	1,135,000	1,545,144
DISH DBS Corp.
09/01/19	7.875%	2,212,000	2,571,450
06/01/21	6.750%	1,618,000	1,763,620
DISH DBS Corp. (c)
07/15/22	5.875%	173,000	176,893
Time Warner Cable, Inc.
07/01/18	6.750%	5,000	6,288
02/01/20	5.000%	19,000	22,028
Videotron Ltd.
07/15/22	5.000%	7,000	7,315
WaveDivision Escrow LLC/Corp. Senior Unsecured (c)
09/01/20	8.125%	27,000	27,743
Total			12,939,960

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable 2.8%
AMC Networks, Inc.
07/15/21	7.750%	$2,826,000	$3,193,380
Clear Channel Worldwide Holdings Inc, Class B
03/15/20	7.625%	3,204,000	3,123,900
Hughes Satellite Systems Corp.
Senior Secured
06/15/19	6.500%	2,203,000	2,357,210
Hughes Satellite Systems Corp. (b)
06/15/21	7.625%	605,000	670,038
Intelsat Jackson Holdings SA
04/01/21	7.500%	680,000	736,100
Intelsat Jackson Holdings SA (c)(e)
Senior Unsecured
12/15/22	6.625%	476,000	473,620
Intelsat Luxembourg SA PIK
02/04/17	11.500%	2,048,000	2,170,880
National CineMedia LLC Senior Secured (c)
04/15/22	6.000%	1,075,000	1,134,125
News America, Inc.
12/15/35	6.400%	55,000	68,154
02/15/41	6.150%	2,505,000	3,118,429
Nielsen Finance LLC/Co. Senior Notes (c)(e)
10/01/20	4.500%	2,004,000	1,988,970
Salem Communications Corp. Secured
12/15/16	9.625%	1,983,000	2,206,087
Starz LLC/Finance Corp. Senior Notes (c)
09/15/19	5.000%	532,000	543,970
TCM Sub LLC (c)
01/15/15	3.550%	2,650,000	2,798,767
Univision Communications, Inc. (b)(c)
05/15/21	8.500%	1,270,000	1,289,050
Univision Communications, Inc. (c)
Senior Secured
05/15/19	6.875%	1,585,000	1,632,550
11/01/20	7.875%	1,930,000	2,065,100
09/15/22	6.750%	228,000	228,000
Total			29,798,330
Metals 1.7%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	1,063,000	898,235
06/01/21	6.250%	982,000	815,060
Alpha Natural Resources, Inc. (e)
04/15/18	9.750%	1,365,000	1,350,790
ArcelorMittal Senior Unsecured
03/01/41	7.000%	2,270,000	2,040,723
Arch Coal, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
06/15/19	7.000%	$289,000	$242,760
06/15/21	7.250%	126,000	105,210
CONSOL Energy, Inc. (b)
04/01/20	8.250%	481,000	503,848
Calcipar SA Senior Secured (c)
05/01/18	6.875%	1,709,000	1,696,182
FMG Resources August 2006 Proprietary Ltd. (c)
11/01/15	7.000%	533,000	539,663
11/01/19	8.250%	2,315,000	2,233,975
Inmet Mining Corp. (c)
06/01/20	8.750%	2,245,000	2,323,575
JMC Steel Group Senior Notes (c)
03/15/18	8.250%	824,000	840,480
Metalloinvest Finance Ltd. (c)
07/21/16	6.500%	1,000,000	1,047,404
Peabody Energy Corp. (b)(c)
11/15/21	6.250%	747,000	743,265
Peabody Energy Corp. (c)
11/15/18	6.000%	1,204,000	1,204,000
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	1,217,000	1,256,553
Total			17,841,723
Non-Captive Consumer 0.5%
SLM Corp.
Senior Unsecured
03/25/20	8.000%	1,661,000	1,918,455
01/25/22	7.250%	1,331,000	1,490,720
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,903,000	1,617,550
Total			5,026,725
Non-Captive Diversified 2.5%
Ally Financial, Inc.
03/15/20	8.000%	6,634,000	7,761,780
09/15/20	7.500%	791,000	907,673
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	900,000	974,250
CIT Group, Inc. (c)
Senior Secured
04/01/18	6.625%	1,415,000	1,609,562
Senior Unsecured
02/15/19	5.500%	3,391,000	3,696,190
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	5,110,000	5,727,155
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	875,000	1,032,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Diversified (continued)
04/01/19	5.875%	$359,000	$380,643
05/15/19	6.250%	533,000	572,975
12/15/20	8.250%	1,975,000	2,350,250
01/15/22	8.625%	1,094,000	1,321,005
Total			26,333,983
Oil Field Services 1.5%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	2,843,000	3,042,010
Bristow Group, Inc. (e)
10/15/22	6.250%	486,000	497,543
Green Field Energy Services, Inc. Senior Secured (c)
11/15/16	13.000%	1,854,000	1,816,920
Hiland Partners LP/Finance Corp. (c)
10/01/20	7.250%	1,828,000	1,901,120
Novatek Finance Ltd. Senior Unsecured (c)
02/03/21	6.604%	2,000,000	2,329,326
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	4,043,000	4,467,515
Oil States International, Inc.
06/01/19	6.500%	1,583,000	1,681,937
Seadrill Ltd. Senior Unsecured (c)
09/15/17	5.625%	610,000	614,575
Weatherford International Ltd.
03/15/13	5.150%	4,000	4,072
Total			16,355,018
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.500%	1,397,000	1,512,252
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (c)
08/01/20	8.875%	669,000	689,070
Total			2,201,322
Packaging 0.6%
Ardagh Packaging Finance PLC Senior Secured (c)
10/15/17	7.375%	494,000	529,815
Berry Plastics Corp. Secured
01/15/21	9.750%	364,000	414,960
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,033,000	2,162,604
Senior Secured
10/15/16	7.750%	1,684,000	1,747,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging (continued)
08/15/19	7.875%	$836,000	$902,880
Reynolds Group Issuer, Inc./LLC (c)
Senior Secured
10/15/20	5.750%	365,000	365,000
Sealed Air Corp. (c)
09/15/21	8.375%	268,000	300,160
Total			6,422,569
Pharmaceuticals 0.7%
Catalent Pharma Solutions, Inc. (c)
10/15/18	7.875%	1,170,000	1,187,550
Elan Finance Plc./Corp. (c)(e)
10/15/19	6.250%	823,000	829,172
Grifols, Inc.
02/01/18	8.250%	1,149,000	1,269,645
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)(c)
12/01/19	9.500%	435,000	488,288
Mylan, Inc. (c)
11/15/18	6.000%	1,332,000	1,411,920
VPI Escrow Corp. Senior Notes (c)(e)
10/15/20	6.375%	1,381,000	1,408,620
Valeant Pharmaceuticals International Senior Notes (c)(e)
10/15/20	6.375%	276,000	281,520
Warner Chilcott Co. LLC/Finance
09/15/18	7.750%	705,000	752,587
Total			7,629,302
Property & Casualty 0.1%
Hub International Ltd. (c)
10/15/18	8.125%	1,110,000	1,123,875
Railroads 0.2%
CSX Corp. Senior Unsecured
04/15/41	5.500%	1,195,000	1,439,237
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	385,000	468,903
Total			1,908,140
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	600,000	735,026
Phillips 66 (c)
05/01/17	2.950%	275,000	290,921
Total			1,025,947

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Restaurants 0.2%
Yum! Brands, Inc. Senior Unsecured
09/15/19	5.300%	$1,726,000		$2,016,213
Retailers 1.1%
99 Cents Only Stores (c)
12/15/19	11.000%	627,000		705,375
AutoNation, Inc.
02/01/20	5.500%	88,000		94,050
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	1,005,000		1,111,781
Jo-Ann Stores, Inc. Senior Unsecured (c)
03/15/19	8.125%	732,000		746,640
Limited Brands, Inc.
04/01/21	6.625%	2,281,000		2,588,935
02/15/22	5.625%	811,000		873,852
Penske Automotive Group, Inc. (c)
10/01/22	5.750%	660,000		676,500
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	2,250,000		2,553,750
Senior Unsecured
02/15/27	7.700%	934,000		779,890
Rite Aid Corp. (b)
03/15/20	9.250%	329,000		337,225
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	316,000		336,540
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%	585,000		650,813
Total				11,455,351
Supranational 0.4%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	120,000,000	1,766,674
European Investment Bank Senior Unsecured
06/20/17	1.400%	JPY	189,000,000	2,548,935
International Finance Corp.
02/28/13	7.500%	AUD	120,000	126,548
Total				4,442,157
Technology 2.1%
Alliance Data Systems Corp. (c)
04/01/20	6.375%	529,000		575,288
Amkor Technology, Inc. (b)
Senior Unsecured
06/01/21	6.625%	1,893,000		1,921,395
Amkor Technology, Inc. (c)
10/01/22	6.375%	591,000		582,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Anixter, Inc.
05/01/19	5.625%	$302,000	$320,120
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	864,000	933,120
CDW LLC/Finance Corp.
04/01/19	8.500%	2,440,000	2,653,500
Senior Secured
12/15/18	8.000%	1,153,000	1,274,065
Cardtronics, Inc.
09/01/18	8.250%	1,143,000	1,274,445
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	510,000	571,200
First Data Corp.
01/15/21	12.625%	1,427,000	1,478,729
First Data Corp. (c)
Secured
01/15/21	8.250%	360,000	359,100
Senior Secured
06/15/19	7.375%	1,488,000	1,532,640
08/15/20	8.875%	1,305,000	1,422,450
11/01/20	6.750%	764,000	756,360
Freescale Semiconductor, Inc. Senior Secured (c)
04/15/18	9.250%	1,195,000	1,299,562
Interactive Data Corp.
08/01/18	10.250%	1,525,000	1,708,000
Lender Processing Services, Inc. (e)
04/15/23	5.750%	670,000	670,000
NCR Corp. Senior Notes (c)
07/15/22	5.000%	455,000	459,550
NXP BV/Funding LLC Senior Secured (c)
08/01/18	9.750%	721,000	836,360
Nuance Communications, Inc. (c)
08/15/20	5.375%	1,358,000	1,385,160
Total			22,013,179
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	471,000	512,801
03/15/20	9.750%	695,000	794,038
ERAC U.S.A. Finance LLC (c)
07/01/13	2.750%	330,000	333,673
10/01/20	5.250%	305,000	351,421
Hertz Corp. (The)
01/15/21	7.375%	872,000	937,400
Total			2,929,333

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless 2.0%
Cricket Communications, Inc. (b)
10/15/20	7.750%	$751,000	$732,225
MetroPCS Wireless, Inc.
09/01/18	7.875%	305,000	330,925
11/15/20	6.625%	250,000	261,875
NII Capital Corp.
04/01/21	7.625%	429,000	341,055
SBA Telecommunications, Inc.
08/15/19	8.250%	1,489,000	1,663,958
SBA Telecommunications, Inc. (c)
07/15/20	5.750%	1,828,000	1,919,400
Sprint Capital Corp.
11/15/28	6.875%	5,180,000	4,765,600
Sprint Nextel Corp. (c)
11/15/18	9.000%	4,837,000	5,792,307
03/01/20	7.000%	585,000	655,200
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	780,000	799,893
VimpelCom Holdings BV (c)
03/01/22	7.504%	1,500,000	1,573,125
Wind Acquisition Finance SA (c)
Secured
07/15/17	11.750%	885,000	834,113
Senior Secured
02/15/18	7.250%	1,520,000	1,436,400
Total			21,106,076
Wirelines 2.2%
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%	1,645,000	2,229,783
09/01/40	5.350%	1,715,000	2,064,191
Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,210,000	5,859,385
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	1,004,000	1,134,520
07/01/21	9.250%	329,000	380,818
04/15/22	8.750%	449,000	509,615
Frontier Communications Corp. (b)
Senior Unsecured
10/01/18	8.125%	795,000	894,375
Integra Telecom Holdings, Inc. Senior Secured (c)
04/15/16	10.750%	614,000	637,792
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	1,341,000	1,522,035
Level 3 Communications, Inc. (b)(c)
Senior Unsecured
06/01/19	8.875%	269,000	282,450
Level 3 Financing, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
02/01/18	10.000%	$986,000	$1,096,925
07/01/19	8.125%	1,008,000	1,071,000
Level 3 Financing, Inc. (b)
04/01/19	9.375%	623,000	691,530
PAETEC Holding Corp.
12/01/18	9.875%	1,845,000	2,112,525
Qtel International Finance Ltd. (c)
10/19/25	5.000%	800,000	881,794
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	542,000	718,585
Windstream Corp.
09/01/18	8.125%	50,000	54,000
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	788,000	870,740
tw telecom Holdings, Inc. (c)(e)
10/01/22	5.375%	416,000	424,320
Total			23,436,383
Total Corporate Bonds & Notes (Cost: $452,817,312)			$486,648,224

Residential Mortgage-Backed Securities - Agency 13.9%
Federal Home Loan Mortgage Corp. (d)(e)(i)(j)
09/15/42	4.500%	7,000,000	1,872,500
Federal Home Loan Mortgage Corp. (d)(i)(j)
CMO IO Series 2957 Class SW
04/15/35	5.779%	5,212,659	934,092
CMO IO Series 3122 Class IS
03/15/36	6.479%	4,840,274	740,442
CMO IO Series 3550 Class EI
07/15/39	6.179%	6,017,949	1,125,063
CMO IO Series 3761 Class KS
06/15/40	5.779%	5,931,041	910,046
CMO IO Series 3960 Class SL
11/15/41	6.279%	14,278,567	4,009,396
CMO IO Series 4073 Class AS
08/15/38	5.829%	8,962,054	1,990,394
CMO IO Series 4093 Class SD
01/15/38	6.479%	3,986,689	1,120,824
Federal Home Loan Mortgage Corp. (e)(i)
10/01/42	4.000%	6,000,000	6,449,063
Federal Home Loan Mortgage Corp. (i)
10/01/26	8.000%	48,321	53,061
Federal National Mortgage Association (d)(i)(j)
CMO IO Series 2006-5 Class N2
02/25/35	2.183%	4,495,980	316,445
CMO IO Series 2007-39 Class AI
05/25/37	5.904%	3,798,408	684,098
CMO IO Series 2010-135 Class MS
12/25/40	5.734%	3,873,466	763,497
CMO IO Series 2012-74 Class AS
03/25/39	5.834%	6,943,811	1,305,995

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2012-80 Class AS
02/25/39	5.834%	$6,959,961	$1,810,999
CMO IO Series 2012-87 SQ
08/25/42	6.084%	4,616,611	1,375,918
Federal National Mortgage Association (e)(i)
10/01/27	2.500%	15,500,000	16,289,531
10/01/27- 11/01/27	3.000%	25,250,000	26,751,289
Federal National Mortgage Association (i)
04/01/42- 06/01/42	3.500%	22,231,561	24,219,500
10/01/39- 06/01/42	4.000%	8,156,593	8,794,902
03/01/39- 01/01/41	4.500%	22,453,920	24,740,093
06/01/34- 05/01/40	5.000%	1,501,833	1,644,285
02/01/37- 08/01/38	6.000%	387,166	428,225
Federal National Mortgage Association (i)(k)
04/01/38	5.000%	1,068,576	1,194,897
11/01/36	6.500%	505,954	576,166
Government National Mortgage Association (d)(i)(j)
CMO IO Series 2010-108 Class PI
02/20/38	5.882%	7,319,642	1,010,529
CMO IO Series 2012-41 Class SA
03/20/42	6.382%	10,230,371	3,057,826
CMO IO Series 2012-48 Class SA
04/16/42	6.429%	2,174,890	462,912
Government National Mortgage Association (e)(i)
10/01/42	3.000%	8,000,000	8,566,250
Government National Mortgage Association (i)
04/15/40	4.500%	2,280,979	2,521,755
Government National Mortgage Association (i)(j)
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	3,727,396	399,326
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	11,659,079	2,341,882
Total Residential Mortgage-Backed Securities - Agency (Cost: $144,156,330)			$148,461,201

Residential Mortgage-Backed Securities - Non-Agency 3.0%
BCAP LLC Trust (c)(d)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.027%	780,000	648,310
BCAP LLC Trust (c)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,145,000	1,132,921
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (c)(d)(i)
07/28/32	3.475%	3,050,000	3,064,030
Castle Peak Loan Trust (c)(i)
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	545,442	544,079

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-1A Class A1
05/25/52	5.000%	$4,829,256	$4,829,256
Citigroup Mortgage Loan Trust, Inc. (c)(d)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.438%	2,635,000	1,655,212
CMO Series 2009-4 Class 9A2
03/25/36	2.940%	1,365,000	1,085,189
CMO Series 2010-6 Class 2A2
09/25/35	2.646%	515,000	330,571
CMO Series 2010-6 Class 3A2
07/25/36	2.614%	2,215,000	2,057,811
Credit Suisse Mortgage Capital Certificates CMO Series 2011-4R Class 4A7 (c)(d)(i)
08/27/37	4.000%	3,880,000	3,837,583
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (i)
04/25/33	5.500%	1,311,048	1,356,689
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (c)(d)(i)
04/26/37	4.500%	615,000	628,433
PennyMac Loan Trust (c)(d)(i)
Series 2011-NPL1 Class A
09/25/51	5.250%	376,700	376,931
Series 2012-NPL1 Class A
05/28/52	3.422%	4,244,750	4,244,750
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (c)(d)(i)
06/27/32	4.000%	916,220	918,468
Residential Mortgage Asset Trust Series 2012-1A Class A1 (c)(h)(i)
08/26/52	2.734%	4,200,000	4,200,000
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-18 Class 2A6 (i)
01/25/36	5.500%	697,919	703,323
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $31,942,196)			$31,613,556

Commercial Mortgage-Backed Securities - Non-Agency 3.4%
Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4 (d)(i)
01/12/45	5.471%	3,440,000	3,981,934
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A2 (i)
12/15/47	3.061%	2,100,000	2,248,371
Commercial Mortgage Pass-Through Certificates (c)(i)
Series 2011-THL Class A
06/09/28	3.376%	969,049	989,487
Credit Suisse Mortgage Capital Certificates (d)(i)
Series 2006-C3 Class A3
06/15/38	6.000%	2,000,000	2,304,454

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
DBUBS Mortgage Trust Series 2011-LC2A Class A1 (c)(i)
07/10/44	3.527%	$1,797,447		$1,964,685
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (i)
07/10/39	4.751%		675,000	734,227
Greenwich Capital Commercial Funding Corp. (d)(i)
Series 2004-GG1 Class A7
06/10/36	5.317%		1,936,000	2,044,122
Greenwich Capital Commercial Funding Corp. (i)
Series 2007-GG9 Class A4
03/10/39	5.444%		2,350,000	2,683,282
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A3 (i)
05/15/45	3.507%		1,000,000	1,084,394
Morgan Stanley Capital I, Inc. (d)(i)
Series 2005-IQ10 Class A4A
09/15/42	5.230%		500,000	554,082
Morgan Stanley Capital I, Inc. (i)
Series 2005-HQ5 Class A4
01/14/42	5.168%		2,635,000	2,847,897
Series 2005-HQ6 Class A4A
08/13/42	4.989%		175,000	192,814
Morgan Stanley Reremic Trust (c)(d)(i)
Series 2009-GG10 Class A4B
08/12/45	5.983%		2,200,000	2,381,977
Series 2010-GG10 Class A4A
08/15/45	5.983%		7,050,000	8,281,388
S2 Hospitality LLC Series 2012-LV1 Class A (c)(i)
04/15/25	4.500%		1,541,337	1,550,076
Wachovia Bank Commercial Mortgage Trust (d)(i)
Series 2005-C21 Class A4
10/15/44	5.413%		156,291	175,100
Series 2006-C27 Class A3
07/15/45	5.765%		1,875,000	2,157,769
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $33,709,698)				$36,176,059

Asset-Backed Securities - Non-Agency —%
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (d)
09/25/34	5.865%		244,073	184,561
Total Asset-Backed Securities - Non-Agency (Cost: $244,073)				$184,561

Inflation-Indexed Bonds(a) 0.9%
Uruguay 0.9%
Uruguay Government International Bond
04/05/27	4.250%	UYU	107,863,238	6,077,982

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (a) (continued)
Uruguay (continued)
Senior Unsecured
12/15/28	4.375%	UYU	66,801,155	$3,839,046
Total				9,917,028
Total Inflation-Indexed Bonds (Cost: $9,364,876)				$9,917,028

U.S. Treasury Obligations 5.5%
U.S. Treasury
05/31/17	0.625%	800,000		802,000
02/15/22	2.000%	1,215,000		1,263,695
11/15/41	3.125%	10,080,000		10,738,345
02/15/42	3.125%	40,000		42,550
08/15/42	2.750%	10,570,000		10,394,940
U.S. Treasury (b)
12/31/13	0.125%	24,150,000		24,124,522
02/15/20	3.625%	10,070,000		11,866,870
Total U.S. Treasury Obligations (Cost: $56,698,555)				$59,232,922

Foreign Government Obligations(a) 21.6%
ARGENTINA 0.4%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	1,595,000		1,459,425
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	1,436,000		1,225,626
Argentine Republic Government International Bond Senior Unsecured
12/31/33	8.280%	506,457		397,568
Provincia de Buenos Aires Senior Unsecured (c)
01/26/21	10.875%	1,110,000		796,425
Provincia de Cordoba Senior Unsecured (c)
08/17/17	12.375%	880,000		743,600
Total				4,622,644
AUSTRALIA 0.7%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	3,850,000	4,400,654
06/15/20	6.000%	AUD	2,315,000	2,799,816
Total				7,200,470
BRAZIL 1.0%
Brazilian Government International Bond
01/20/34	8.250%	2,285,000		3,775,962
Senior Unsecured
01/05/24	8.500%	BRL	3,250,000	1,875,694

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
Morgan Stanley Senior Unsecured
10/22/20	11.500%	BRL	3,415,000	$1,912,643
Petrobras International Finance Co.
03/15/19	7.875%	1,935,000		2,430,513
01/27/21	5.375%	600,000		676,271
Total				10,671,083
CANADA 0.8%
Canadian Government Bond
06/01/18	4.250%	CAD	500,000	588,597
06/01/19	3.750%	CAD	6,600,000	7,684,492
06/01/23	8.000%	CAD	85,000	138,221
Total				8,411,310
COLOMBIA 1.0%
Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%	685,000		1,022,363
01/18/41	6.125%	2,070,000		2,788,923
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	1,200,000		1,536,000
Empresa de Energia de Bogota SA Senior Unsecured (c)
11/10/21	6.125%	1,050,000		1,150,644
Empresas Publicas de Medellin ESP Senior Unsecured (c)
02/01/21	8.375%	COP	5,280,000,000	3,286,037
Transportadora de Gas Internacional SA ESP Senior Unsecured (c)
03/20/22	5.700%	1,000,000		1,068,468
Total				10,852,435
DOMINICAN REPUBLIC 0.3%
Dominican Republic International Bond (c)
Senior Unsecured
05/06/21	7.500%	1,675,000		1,883,914
04/20/27	8.625%	1,300,000		1,469,000
Total				3,352,914
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (c)
02/01/41	7.625%	600,000		669,000
FINLAND 0.2%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	1,160,000	1,658,048

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
FRANCE 1.0%
France Government Bond OAT
04/25/17	3.750%	EUR	450,000	$653,852
10/25/18	4.250%	EUR	1,000,000	1,505,564
04/25/19	4.250%	EUR	4,080,000	6,157,907
04/25/29	5.500%	EUR	1,160,000	2,005,233
Total				10,322,556
GEORGIA —%
Georgian Railway JSC Senior Unsecured (c)
07/11/22	7.750%	442,000		504,231
GERMANY 1.4%
Bundesrepublik Deutschland
06/20/16	6.000%	EUR	245,000	381,476
07/04/17	4.250%	EUR	4,260,000	6,455,856
01/04/19	3.750%	EUR	5,555,000	8,436,507
Total				15,273,839
HUNGARY —%
Hungary Government International Bond Senior Unsecured
02/03/15	4.750%	80,000		80,084
INDONESIA 1.4%
Indonesia Government International Bond (c)
Senior Unsecured
04/20/15	7.250%	2,155,000		2,451,312
03/13/20	5.875%	5,630,000		6,770,075
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	4,979,000,000	614,037
09/15/19	11.500%	IDR	8,500,000,000	1,171,519
07/15/22	10.250%	IDR	10,680,000,000	1,453,111
09/15/24	10.000%	IDR	4,500,000,000	616,275
Majapahit Holding BV (c)
08/07/19	8.000%	1,000,000		1,262,500
06/29/37	7.875%	540,000		700,650
Total				15,039,479
JAPAN 0.4%
Japan Government 10-Year Bond Senior Unsecured
12/20/18	1.400%	JPY	15,000,000	205,001
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	270,000,000	3,901,645
Total				4,106,646

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
KAZAKHSTAN 0.4%
KazMunayGas National Co. (c)
Senior Unsecured
07/02/18	9.125%		$1,875,000	$2,416,688
04/09/21	6.375%	1,200,000		1,426,080
Total				3,842,768
LATVIA 0.1%
Republic of Latvia Senior Unsecured (c)
06/16/21	5.250%	650,000		729,458
LITHUANIA 0.3%
Lithuania Government International Bond (c)
Senior Unsecured
09/14/17	5.125%	700,000		781,878
03/09/21	6.125%	600,000		716,267
02/01/22	6.625%	1,250,000		1,548,734
Total				3,046,879
MALAYSIA —%
Petronas Capital Ltd.
08/12/19	5.250%	75,000		88,768
MEXICO 2.1%
Comision Federal De Electricidad Senior Unsecured (c)
02/14/42	5.750%	300,000		333,750
Mexican Bonos
12/20/12	9.000%	MXN	2,300,000	1,804,043
06/16/16	6.250%	MXN	2,000,000	1,626,038
12/15/16	7.250%	MXN	500,000	422,682
12/13/18	8.500%	MXN	3,663,500	3,357,590
06/09/22	6.500%	MXN	3,500,000	2,964,045
06/03/27	7.500%	MXN	2,515,000	2,257,686
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%	1,430,000		1,905,475
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%	310,000		386,030
Senior Unsecured (NPFGC)
08/15/17	10.610%	215,000		259,625
Pemex Project Funding Master Trust
03/01/18	5.750%	2,420,000		2,834,425
01/21/21	5.500%	2,300,000		2,696,750
Petroleos Mexicanos
06/02/41	6.500%	1,000,000		1,246,500
Total				22,094,639
NETHERLANDS 0.3%
Netherlands Government Bond (c)
07/15/16	4.000%	EUR	2,565,000	3,733,222

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
NEW ZEALAND 0.2%
New Zealand Government Bond Senior Unsecured
05/15/21	6.000%	NZD	2,725,000	$2,708,165
NORWAY 0.7%
Norway Government Bond
05/19/17	4.250%	NOK	40,900,000	8,013,513
PERU 0.6%
Corporacion Financiera de Desarrollo SA Senior Unsecured (c)
02/08/22	4.750%	1,000,000		1,113,147
Peruvian Government International Bond
Senior Unsecured
05/03/16	8.375%	1,210,000		1,506,450
07/21/25	7.350%	1,210,000		1,772,650
11/21/33	8.750%	205,000		357,212
11/18/50	5.625%	700,000		911,750
Peruvian Government International Bond (c)
Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	715,207
Total				6,376,416
PHILIPPINES 0.3%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.950%	PHP	14,000,000	350,463
01/14/36	6.250%	PHP	46,000,000	1,225,399
Power Sector Assets & Liabilities Management Corp. (c)
Government Guaranteed
05/27/19	7.250%	720,000		927,000
12/02/24	7.390%	610,000		843,106
Total				3,345,968
POLAND 1.0%
Poland Government Bond
10/24/15	6.250%	PLN	13,600,000	4,501,990
10/25/19	5.500%	PLN	9,280,000	3,080,636
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	2,250,000		2,610,000
Total				10,192,626
QATAR 0.1%
Nakilat, Inc. Senior Secured (c)
12/31/33	6.067%	180,000		212,400

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
QATAR (CONTINUED)
Qatar Government International Bond Senior Unsecured (c)
01/20/22	4.500%		$600,000	$678,000
Total				890,400
REPUBLIC OF NAMIBIA 0.1%
Namibia International Bonds Senior Unsecured (c)
11/03/21	5.500%		800,000	894,000
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (d)
06/30/29	3.000%		617,500	514,069
ROMANIA 0.1%
Romanian Government International Bond Senior Unsecured (c)
02/07/22	6.750%		800,000	896,433
RUSSIAN FEDERATION 1.6%
Gazprom OAO Via Gaz Capital SA (c)
Senior Unsecured
04/11/18	8.146%		3,115,000	3,794,755
03/07/22	6.510%		1,460,000	1,716,230
Russian Foreign Bond - Eurobond
Senior Unsecured
03/31/30	7.500%		148,120	187,002
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
04/29/15	3.625%		450,000	473,625
03/10/18	7.850%	RUB	20,000,000	687,610
03/31/30	7.500%		4,181,975	5,279,744
Sberbank of Russia Via SB Capital SA Senior Unsecured (c)
02/07/22	6.125%		1,700,000	1,867,852
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (c)
04/12/17	6.000%		600,000	627,000
Vnesheconombank Via VEB Finance PLC Senior Unsecured (c)
11/22/25	6.800%		2,190,000	2,589,675
Total				17,223,493
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
03/09/20	5.500%		680,000	807,500

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA (CONTINUED)
Transnet SOC Ltd. Senior Unsecured (c)
07/26/22	4.000%	$700,000		$710,478
Total				1,517,978
SOUTH KOREA 0.2%
Export-Import Bank of Korea Senior Unsecured
04/11/22	5.000%		1,800,000	2,114,669
SWEDEN 0.8%
Sweden Government Bond
08/12/17	3.750%	SEK	43,765,000	7,530,687
12/01/20	5.000%	SEK	3,100,000	604,710
Total				8,135,397
TRINIDAD AND TOBAGO 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (c)
08/14/19	9.750%		1,290,000	1,655,563
TURKEY 1.1%
Turkey Government International Bond
01/14/41	6.000%		1,700,000	1,961,375
Senior Unsecured
09/26/16	7.000%		1,135,000	1,313,762
03/30/21	5.625%		3,050,000	3,477,000
09/26/22	6.250%		250,000	299,175
02/05/25	7.375%		3,540,000	4,593,150
Total				11,644,462
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (c)
07/11/16	9.375%		600,000	552,961
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%		335,000	339,997
Total				892,958
UNITED ARAB EMIRATES 0.2%
Abu Dhabi National Energy Co. Senior Unsecured (c)
12/13/21	5.875%		700,000	814,149
Dolphin Energy Ltd. Senior Secured (c)
12/15/21	5.500%		1,000,000	1,157,213
Total				1,971,362

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
UNITED KINGDOM 0.8%
United Kingdom Gilt
03/07/18	5.000%	GBP	1,400,000	$2,770,421
09/07/19	3.750%	GBP	200,000	381,199
09/07/21	3.750%	GBP	500,000	962,961
03/07/25	5.000%	GBP	2,050,000	4,442,673
Total				8,557,254
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%	935,000		1,458,600
VENEZUELA 1.4%
Petroleos de Venezuela SA
04/12/17	5.250%	4,660,000		3,681,400
11/02/17	8.500%	5,835,000		5,280,675
02/17/22	12.750%	180,300		184,357
Venezuela Government International Bond
Senior Unsecured
08/23/22	12.750%	510,000		541,875
05/07/23	9.000%	6,336,000		5,575,680
Total				15,263,987
Total Foreign Government Obligations (Cost: $203,847,418)				$230,567,786

Municipal Bonds —%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (c)(g)(l)(m)
10/01/11	13.000%	350,000		210,000
Total Municipal Bonds (Cost: $350,000)				$210,000

Borrower	Weighted Average Coupon	Principal Amount		Value

Senior Loans 3.8%
Aerospace & Defense —%
Huntington Ingalls Industries, Inc. Term Loan (d)(n)
03/30/16	2.750%		$93,750	$92,813
Airlines 0.1%
U.S. Airways Group, Inc. Term Loan (d)(n)
03/21/14	2.716%	486,111		475,174

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Airlines (continued)
United Air Lines, Inc. Tranche B Term Loan (d)(n)
02/01/14	2.250%	$266,997	$263,325
Total			738,499
Automotive 0.2%
Allison Transmission, Inc. Tranche B1 Term Loan (d)(n)
08/07/14	2.720%	254,960	254,993
Chrysler Group LLC Tranche B Term Loan (d)(n)
05/24/17	6.000%	397,496	405,355
Federal-Mogul Corp. (d)(n)
Tranche B Term Loan
12/29/14	2.166%	197,829	192,353
Tranche C Term Loan
12/28/15	2.159%	100,933	98,139
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (d)(n)
04/30/19	4.750%	300,000	302,625
Navistar, Inc. Tranche B Term Loan (d)(n)
08/17/17	7.000%	200,000	202,000
Schaeffler AG Tranche C2 Term Loan (d)(n)
01/27/17	6.000%	250,000	252,345
Total			1,707,810
Brokerage —%
Nuveen Investments, Inc. (d)(n)
1st Lien Term Loan
05/13/17	7.250%	125,000	125,781
2nd Lien Term Loan
02/28/19	8.250%	200,000	201,376
Total			327,157
Building Materials 0.1%
Goodman Global, Inc. 1st Lien Term Loan (d)(n)
10/28/16	5.750%	349,062	349,062
Potters Holdings II LP (d)(n)
Tranche B 1st Lien Term Loan
05/06/17	6.000%	272,250	272,931
Tranche B 2nd Lien Term Loan
11/06/17	10.250%	75,000	75,437
Roofing Supply Group LLC Term Loan (d)(n)
05/31/19	7.038%	174,563	176,200
Total			873,630

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals 0.2%
AZ Chem U.S., Inc. Term Loan (d)(n)
12/22/17	7.250%	$64,773	$65,906
Emerald Performance Materials LLC 1st Lien Term Loan (d)(n)
05/18/18	6.750%	100,000	100,500
Ineos U.S. Finance LLC Term Loan (d)(n)
05/04/18	6.500%	99,750	100,698
Momentive Performance Materials Tranche B3 Term Loan (d)(n)
05/05/15	3.750%	74,813	72,256
Nexeo Solutions LLC Term Loan (d)(n)
09/08/17	5.000%	99,496	98,211
Omnova Solutions, Inc. Term Loan (d)(n)
05/31/17	5.500%	344,737	346,891
PQ Corp. 1st Lien Term Loan (d)(n)
07/30/14	3.966%	270,459	269,174
Trinseo Materials Operating SCA Term Loan (d)(n)
08/02/17	8.000%	310,870	297,357
Tronox Pigments B.V. (d)(n)
Delayed Draw Term Loan
02/08/18	4.250%	32,143	32,384
Term Loan
02/08/18	4.250%	117,857	118,741
Univar, Inc. Tranche B Term Loan (d)(n)
06/30/17	5.000%	517,125	514,183
Total			2,016,301
Construction Machinery 0.1%
Douglas Dynamics LLC Term Loan (d)(n)
04/18/18	5.750%	294,320	290,397
Manitowoc Co., Inc. (The) Tranche B Term Loan (d)(n)
11/13/17	4.250%	225,000	226,267
Terex Corp. Term Loan (d)(n)
04/28/17	5.500%	272,938	273,876
Total			790,540

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services 0.1%

Acosta, Inc. Tranche B Term Loan (d)(n)
03/01/18	5.750%	$318,018	$318,924
Live Nation Entertainment, Inc. Tranche B Term Loan (d)(n)
11/07/16	4.500%	100,000	100,292
Sabre, Inc. Term Loan (d)(n)
09/30/17	5.966%	317,106	314,490
West Corp. Tranche B6 Term Loan (d)(n)
06/30/18	5.750%	200,000	202,416
Total			936,122

Consumer Products 0.1%

Affinion Group, Inc. Tranche B Term Loan (d)(n)
07/16/15	5.000%	297,228	271,482
Fender Musical Instruments Corp. (d)(n)
Delayed Draw Term Loan
06/09/14	2.470%	73,960	73,359
Term Loan
06/09/14	2.470%	146,373	145,185
Jarden Corp. Tranche B Term Loan (d)(n)
03/31/18	3.216%	148,311	148,442
Serta Simmons Holdings LLC Tranche B Term Loan (d)(e)(n)
08/29/19	5.000%	150,000	149,277
Total			787,745

Diversified Manufacturing 0.2%

Colfax Corp. Tranche B Term Loan (d)(n)
01/11/19	4.500%	124,375	124,886
Generac Power System, Inc. Term Loan (d)(n)
05/30/18	6.250%	400,000	401,752
IMG Worldwide, Inc. Tranche B Term Loan (d)(n)
06/16/16	5.500%	371,250	370,786
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (d)(n)
04/01/18	5.000%	373,125	374,640
Tomkins LLC/Inc. Tranche B1 Term Loan (d)(n)
09/29/16	4.250%	429,297	430,190
Total			1,702,254

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Electric 0.2%

Calpine Corp. (d)(n)
Term Loan
04/01/18	4.500%	$272,057	$272,313
04/01/18	4.500%	148,500	148,640
Equipower Resources Holdings LLC Tranche B 1st Lien Term Loan (d)(n)
12/21/18	6.500%	100,000	101,031
Essential Power LLC Term Loan (d)(n)
08/08/19	5.500%	200,000	201,500
FREIF North American Power I LLC (d)(n)
Tranche B Term Loan
03/29/19	6.000%	86,101	86,746
Tranche C Term Loan
03/29/19	6.000%	13,580	13,682
GenOn Energy/Americas, Inc. Term Loan (d)(n)
12/04/17	6.000%	422,414	424,792
LSP Madison Funding LLC Term Loan (d)(n)
06/28/19	5.500%	100,000	100,875
NRG Energy, Inc. Term Loan (d)(n)
07/01/18	4.000%	297,000	298,114
TPF Generation Holdings LLC 1st Lien Synthetic Letter of Credit (d)(n)
12/15/13	2.362%	45,620	45,392
Texas Competitive Electric Holdings Co. LLC Term Loan (d)(n)
10/10/14	3.757%	624,903	463,797
Total			2,156,882

Entertainment 0.1%

24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (d)(n)
04/22/16	7.500%	373,097	375,495
Alpha Topco Ltd. Tranche B Term Loan (d)(n)
04/28/17	5.750%	448,875	452,803
Six Flags Theme Parks, Inc. Tranche B Term Loan (d)(n)
12/20/18	4.250%	125,000	125,535
Zuffa LLC Term Loan (d)(n)
06/19/15	7.500%	299,238	300,175
Total			1,254,008

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Environmental 0.1%

ADS Waste Holdings, Inc. Tranche B Term Loan (d)(e)(n)
10/03/19	5.250%	$100,000	$100,438
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (d)(n)
07/29/14	8.000%	628,235	621,953
WCA Waste Corp. Term Loan (d)(n)
03/23/18	5.500%	99,750	99,999
Total			822,390

Food and Beverage 0.2%

Candy Intermediate Holdings, Inc. Term Loan (d)(n)
06/18/18	7.509%	519,000	523,542
Del Monte Foods Co. Term Loan (d)(n)
03/08/18	4.500%	383,504	382,817
JBS U.S.A. LLC Term Loan (d)(n)
05/25/18	4.250%	99,000	98,381
Pierre Foods, Inc. 1st Lien Term Loan (d)(n)
09/30/16	7.000%	344,183	344,957
Pinnacle Foods Finance LLC Tranche F Term Loan (d)(n)
10/17/18	4.750%	100,000	100,063
U.S. Foods, Inc. Term Loan (d)(n)
07/03/14	2.720%	344,559	340,146
Windsor Quality Food Co. Ltd. Tranche B Term Loan (d)(g)(n)
02/16/17	5.000%	381,800	377,982
Total			2,167,888

Gaming 0.2%

Affinity Gaming LLC Term Loan (d)(n)
11/09/17	5.500%	99,750	100,623
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan (d)(n)
01/28/15	3.217%	400,000	387,428
Caesars Octavius LLC Tranche B Term Loan (d)(n)
04/25/17	9.250%	325,000	320,937
Cannery Casino (d)(e)(n)
2nd Lien Term Loan
10/03/19	10.000%	100,000	99,500
Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Gaming (continued)

10/01/18	6.000%	$100,000	$99,875
Las Vegas Sands LLC (d)(n)
Tranche B Term Loan
11/23/16	2.720%	131,567	130,909
Tranche I Delayed Draw Term Loan
11/23/16	2.720%	16,537	16,454
Pinnacle Entertainment, Inc. Tranche A Term Loan (d)(n)
03/19/19	4.000%	274,312	274,655
ROC Finance LLC (d)(n)
Tranche B Term Loan
08/19/17	8.500%	111,667	114,179
ROC Finance LLC (d)(n)(o)
Delayed Draw Term Loan
08/19/17	2.250%	5,000	5,113
08/19/17	2.635%	8,333	8,521
Stockbridge/SBE Holdings Tranche B Term Loan (d)(n)
05/02/17	13.000%	125,000	124,375
Twin River Worldwide Holdings, Inc. Term Loan (d)(n)
11/05/15	8.500%	119,167	119,502
Total			1,802,071

Gas Pipelines –%

Energy Transfer Equity LP Term Loan (d)(n)
03/24/17	3.750%	100,000	99,929

Health Care 0.3%

Alere, Inc. Tranche B Term Loan (d)(n)
06/30/17	4.750%	99,250	99,516
Bausch & Lomb, Inc. Term Loan (d)(n)
05/17/19	5.250%	200,000	202,042
ConvaTec, Inc. Term Loan (d)(n)
12/22/16	5.000%	314,601	314,944
DaVita, Inc. Tranche B Term Loan (d)(e)(n)
10/24/19	4.500%	225,000	225,160
Health Management Associates, Inc. Tranche B Term Loan (d)(n)
11/16/18	4.500%	124,375	125,220
IASIS Healthcare LLC Tranche B Term Loan (d)(n)
05/03/18	5.000%	642,995	643,798

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

Onex Carestream Finance LP Term Loan (d)(n)
02/25/17	5.000%	$369,210	$365,673
Quintiles Transnational Corp. Tranche B Term Loan (d)(n)
06/08/18	5.000%	470,250	471,896
Select Medical Corp. Tranche B Term Loan (d)(n)
06/01/18	5.500%	123,750	123,750
inVentiv Health, Inc. Term Loan (d)(n)
08/04/16	6.500%	197,500	190,587
Total			2,762,586

Integrated Energy –%

Gibson Energy ULC Tranche B Term Loan (d)(n)
06/15/18	4.750%	121,020	122,230

Life Insurance –%

CNO Financial Group, Inc. Tranche B1 Term Loan (d)(n)
09/30/16	6.250%	193,929	193,596

Media Cable 0.1%

Cequel Communications LLC Term Loan (d)(n)
02/14/19	4.000%	199,500	200,164
MCC Iowa LLC Tranche F Term Loan (d)(n)
10/23/17	4.500%	320,101	317,966
Mediacom Illinois LLC Tranche E Term Loan (d)(n)
10/23/17	4.500%	492,462	487,232
San Juan Cable LLC Tranche B 1st Lien Term Loan (d)(n)
06/09/17	6.000%	74,250	74,018
WaveDivision Holdings LLC Term Loan (d)(e)(n)
09/28/19	4.612%	125,000	126,325
WideOpenWest Finance LLC Term Loan (d)(n)
07/17/18	6.250%	250,000	251,813
Total			1,457,518

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Media Non-Cable 0.4%

AMC Networks, Inc. Tranche B Term Loan (d)(n)
12/31/18	4.000%	$99,000	$99,000
Clear Channel Communications, Inc. Tranche B Term Loan (d)(n)
01/29/16	3.866%	481,510	393,365
Cumulus Media Holdings, Inc. (d)(n)
1st Lien Term Loan
09/17/18	5.750%	273,547	274,688
2nd Lien Term Loan
09/16/19	7.500%	350,000	353,150
Emmis Operating Co. Tranche B Term Loan (d)(n)
11/01/13	4.362%	97,755	96,106
Encompass Digital Media, Inc. Tranche B Term Loan (d)(n)
08/10/17	8.000%	448,875	449,436
Granite Broadcasting Tranche B 1st Lien Term Loan (d)(n)
05/23/18	8.500%	200,000	200,000
Gray Television, Inc Tranche B Term Loan (d)(n)
12/31/14	3.740%	492,268	491,190
Hubbard Radio LLC 1st Lien Term Loan (d)(n)
04/28/17	5.250%	131,527	132,513
Intelsat Jackson Holdings SA Tranche B Term Loan (d)(n)
04/02/18	5.250%	297,739	297,926
NextMedia Operating, Inc. Term Loan (d)(n)
05/27/16	8.250%	440,965	430,382
Radio One, Inc. Term Loan (d)(n)
03/31/16	7.500%	392,933	394,406
Univision Communications, Inc. 1st Lien Term Loan (d)(n)
03/31/17	4.466%	475,456	469,275
Van Wagner Communications LLC Term Loan (d)(n)
08/03/18	8.250%	150,000	151,595
Total			4,233,032

Metals –%

Essar Steel Algoma, Inc. Term Loan (d)(n)
09/20/14	8.750%	125,000	125,312

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Metals (continued)

Novelis, Inc. Tranche B2 Term Loan (d)(n)
03/10/17	4.000%	$223,313	$223,592
Total			348,904

Non-Captive Consumer –%

Springleaf Financial Funding Co. Term Loan (d)(n)
05/10/17	5.500%	400,000	391,300

Non-Captive Diversified –%

iStar Financial, Inc. Tranche A2 Term Loan (d)(n)
06/30/14	7.000%	425,000	424,290

Oil Field Services –%

Frac Tech Services Term Loan (d)(n)
05/06/16	8.500%	387,020	372,232

Other Financial Institutions –%

Alix Partners LLP Tranche B2 1st Lien Term Loan (d)(n)
06/28/19	6.500%	150,000	151,751

Other Industry 0.1%

Advantage Sales & Marketing, Inc. 1st Lien Term Loan (d)(n)
12/18/17	5.250%	73,875	74,060
Harland Clarke Holdings Corp. Tranche B1 Term Loan (d)(n)
06/30/14	2.716%	293,955	277,420
On Assignment, Inc. Tranche B Term Loan (d)(n)
05/15/19	5.000%	119,551	119,849
Sensus U.S.A., Inc. 2nd Lien Term Loan (d)(n)
05/09/18	8.500%	350,000	348,541
WireCo WorldGroup, Inc. Term Loan (d)(n)
02/15/17	6.000%	250,000	253,750
Total			1,073,620

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Packaging 0.1%

Berry Plastics Holding Corp. Tranche C Term Loan (d)(n)
04/03/15	2.216%	$171,826	$170,634
Reynolds Group Holdings, Inc. (d)(n)
Tranche B Term Loan
02/09/18	6.500%	268,626	269,333
Tranche C Term Loan
08/31/18	6.500%	146,359	147,114
Total			587,081

Paper –%

NewPage Corp. Debtor In Possession Term Loan (d)(n)(p)
03/08/13	8.000%	150,000	151,407

Pharmaceuticals 0.1%

Endo Pharmaceuticals Holdings, Inc. (d)(n)
Tranche A Term Loan
06/17/16	2.250%	120,313	119,887
Tranche B Term Loan
06/17/18	4.000%	35,759	35,839
Grifols, Inc. Tranche B Term Loan (d)(n)
06/01/17	4.500%	268,998	270,513
Pharmaceutical Product Development, Inc. Term Loan (d)(n)
12/05/18	6.250%	99,500	100,346
RPI Finance Trust Term Loan (d)(n)
05/09/18	4.000%	398,992	400,189
Valeant Pharmaceuticals International, Inc. (d)(n)
Tranche B Term Loan
02/13/19	4.750%	99,750	99,999
02/13/19	4.750%	50,000	50,125
Total			1,076,898

Property & Casualty –%

Asurion LLC 2nd Lien Term Loan (d)(n)
05/24/19	9.000%	222,930	230,175

REITs –%

CB Richard Ellis Services, Inc. Tranche C Term Loan (d)(n)
03/04/18	3.466%	99,000	99,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Retailers 0.4%
Academy Ltd. Term Loan (d)(n)
08/03/18	6.000%	$398,561	$399,557
BJ Wholesale Club, Inc. Term Loan (d)(e)(n)
09/24/19	5.250%	475,000	476,781
Bass Pro Group LLC Term Loan (d)(n)
06/13/17	5.250%	303,218	306,326
Blue Buffalo Co., Ltd. Term Loan (d)(n)
08/08/19	6.500%	100,000	100,000
General Nutrition Centers, Inc. Tranche B Term Loan (d)(n)
03/02/18	5.250%	425,000	424,647
J. Crew Group, Inc. Term Loan (d)(n)
03/07/18	4.750%	493,750	491,987
Jo-Ann Stores, Inc. Term Loan (d)(n)
03/16/18	4.750%	410,933	410,933
Leslie’s Poolmart, Inc. Tranche B Term Loan (d)(n)
11/21/16	4.500%	99,495	98,811
Orchard Supply Hardware LLC Tranche B1 Term Loan (d)(n)
12/21/13	5.000%	459,657	276,254
Pantry, Inc. (The) Term Loan (d)(n)
08/03/19	5.750%	125,000	125,938
Party City Holdings, Inc. Term Loan (d)(n)
07/27/19	5.750%	150,000	151,763
Pep Boys Tranche B Term Loan (d)(e)(n)
10/11/18	5.250%	175,000	173,688
Toys ‘R’ Us - Delaware, Inc. Term Loan (d)(n)
09/01/16	6.000%	339,799	338,314
Total			3,774,999

Technology 0.2%
Aeroflex, Inc. Tranche B Term Loan (d)(n)
05/09/18	5.750%	279,863	279,113
CommScope, Inc. Tranche 1 Term Loan (d)(n)
01/14/18	4.250%	247,994	248,659
Edwards (Cayman Islands II) Ltd. (d)(n)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)
1st Lien Term Loan
05/31/16	5.500%	$107,477	$108,014
05/31/16	5.500%	172,393	173,255
Freescale Semiconductor, Inc. Tranche B1 Term Loan (d)(n)
12/01/16	4.465%	297,085	289,845
Greeneden U.S. Holdings II LLC Term Loan (d)(n)
01/31/19	6.750%	249,375	252,305
Interactive Data Corp. Tranche B Term Loan (d)(n)
02/11/18	4.500%	191,611	192,488
Kasima LLC Term Loan (d)(n)
03/31/17	5.000%	148,125	147,755
Openlink International, Inc. Term Loan (d)(n)
10/30/17	7.750%	74,625	74,998
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan (d)(n)
03/29/19	4.000%	311,345	303,172
Syniverse Holdings, Inc. Term Loan (d)(n)
04/23/19	5.000%	400,000	400,500
Trans Union LLC Term Loan (d)(n)
02/10/18	5.500%	98,750	99,820
Verint Systems, Inc. Term Loan (d)(n)
10/27/17	4.500%	98,750	98,936
Total			2,668,860

Textile —%
Springs Window Fashions LLC Tranche B Term Loan (d)(n)
05/31/17	6.000%	116,072	115,007

Transportation Services —%
Avis Budget Car Rental LLC Tranche C Term Loan (d)(n)
03/15/19	4.250%	174,563	175,872
Hertz Corp. (The) Letter of Credit (d)(n)
03/11/18	3.750%	250,000	239,375
Total			415,247
Wireless 0.1%
Instant Web, Inc. (d)(n)
Delayed Draw Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wireless (continued)
08/07/14	3.591%	$13,758	$10,571
Term Loan
08/07/14	3.591%	131,981	101,405
MetroPCS Wireless, Inc. Tranche B3 Term Loan (d)(n)
03/19/18	4.000%	345,313	344,988
Telesat Canada Tranche B Term Loan (d)(n)
03/28/19	4.250%	275,000	276,788
nTelos, Inc. Tranche B Term Loan (d)(n)
08/07/15	4.000%	154,197	153,657
Total			887,409

Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan (d)(n)
10/21/16	5.500%	421,788	383,300
Integra Telecom Holdings, Inc. Term Loan (d)(n)
04/15/15	9.250%	225,000	223,688
Level 3 Financing, Inc. Tranche B Term Loan (d)(n)
09/01/18	5.750%	175,000	174,927
Windstream Corp. Tranche B3 Term Loan (d)(n)
08/08/19	4.000%	250,000	250,760
Total			1,032,675
Total Senior Loans (Cost: $40,879,716)			$40,845,856

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp. (f)(h)(q)	2,000	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $—)		$—

Issuer	Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (q)	1,854	$57,474
Total Warrants (Cost: $75,031)		$57,474

	Shares	Value

Money Market Funds 7.3%
Columbia Short-Term Cash Fund, 0.151% (r)(s)	77,911,743	$77,911,743
Total Money Market Funds (Cost: $77,911,743)		$77,911,743

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 3.1%
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/01/12	0.430%	$1,500,000	$1,500,000

Repurchase Agreements 2.9%
Citigroup Global Markets, Inc. (t) dated 09/28/12, matures 10/01/12, repurchase price $5,000,108
	0.260%	5,000,000	5,000,000
	0.260%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09/28/12, matures 10/01/12, repurchase price $5,000,125 (t)
	0.300%	5,000,000	5,000,000
Pershing LLC dated 09/28/12, matures 10/01/12, repurchase price $2,000,042 (t)
	0.250%	2,000,000	2,000,000
RBS Securities, Inc. dated 09/28/12, matures 10/01/12, repurchase price $10,000,225 (t)
	0.270%	10,000,000	10,000,000
Royal Bank of Canada dated 09/28/12, matures 10/01/12, repurchase price $4,166,237 (t)
	0.200%	4,166,168	4,166,168
Total			31,166,168

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $32,666,168)			$32,666,168
Total Investments (Cost: $1,084,663,116) (u)			$1,154,492,578(v)
Other Assets & Liabilities, Net			(86,176,930)
Net Assets			$1,068,315,648

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	221	33,011,875	December 2012	—	(221,331)
U.S. Treasury Note, 2-year	72	15,878,250	December 2012	580	—
U.S. Treasury Note, 5-year	(139)	(17,323,961)	December 2012	—	(45,812)
U.S. Treasury Note, 10-year	(711)	(94,907,394)	December 2012	—	(557,921)
U.S. Treasury Ultra Bond, 30-year	18	2,973,938	December 2012	—	(47,078)
Total				580	(872,142)

Credit Default Swap Contracts Outstanding at September 30, 2012 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	400,000	(7,506)	(147)	—	(7,653)
Total							—	(7,653)

Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	October 15, 2012	4,499,351	350,000,000	—	(13,977)
		(USD)	(JPY)
UBS Securities	October 24, 2012	2,729,000	2,254,209	—	(4,244)
		(NZD)	(USD)
State Street Bank & Trust Company	October 30, 2012	3,300,000	4,290,677	48,812	—
		(EUR)	(USD)
Goldman, Sachs & Co.	October 31, 2012	10,325,000	13,339,384	67,354	—
		(EUR)	(USD)
Barclays Bank PLC	October 31, 2012	3,293,000	5,332,480	15,419	—
		(GBP)	(USD)
State Street Bank & Trust Company	October 31, 2012	624,249,000	8,018,201	17,143	—
		(JPY)	(USD)
J.P. Morgan Securities, Inc.	October 31, 2012	9,000,000	2,817,254	18,320	—
		(PLN)	(USD)
Morgan Stanley	October 31, 2012	7,983,728	7,688,000	—	(31,408)
		(USD)	(AUD)
Credit Suisse	October 31, 2012	13,341,867	76,819,000	52,407	—
		(USD)	(NOK)
HSBC Securities (USA), Inc.	October 31, 2012	5,329,469	6,503,000	49,719	—
		(USD)	(NZD)
Total				269,174	(49,629)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $263,084,521 or 24.63% of net assets.

(d)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2012.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Negligible market value.

(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $587,982, representing 0.06% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 13.000%	10-04-04	350,000
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—
Windsor Quality Food Co. Ltd.
Tranche B Term Loan
02/16/17 5.000%	02-14-11	377,982

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2012, the value of these securities amounted to $4,200,000, which represents 0.39% of net assets.

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)

At September 30, 2012, investments in securities included securities valued at $617,987 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2012, the value of these securities amounted to $210,000 or 0.02% of net assets.

(m)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2012, the value of these securities amounted to $210,000, which represents 0.02% of net assets.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)

At September 30, 2012, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
ROC Finance LLC
Delayed Draw Term Loan	5,000

ROC Finance LLC
Delayed Draw Term Loan	8,300

(p)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(q)	Non-income producing.
(r)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,296,441	284,766,047	(244,150,745)	—	77,911,743	73,693	77,911,743

(t)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.260%)

Security Description	Value ($)

Fannie Mae REMICS	1,830,017
Fannie Mae-Aces	581,955
Freddie Mac REMICS	1,766,719
Government National Mortgage Association	921,309
Total Market Value of Collateral Securities	5,100,000

Citigroup Global Markets, Inc. (0.260%)

Security Description	Value ($)

Fannie Mae REMICS	1,830,017
Fannie Mae-Aces	581,955
Freddie Mac REMICS	1,766,719
Government National Mortgage Association	921,309
Total Market Value of Collateral Securities	5,100,000

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)

Fannie Mae REMICS	541,969
Federal Farm Credit Banks	261,993
Freddie Mac REMICS	769,701
Ginnie Mae I Pool	2,723
United States Treasury Note/Bond	3,523,614
Total Market Value of Collateral Securities	5,100,000

Pershing LLC (0.250%)

Security Description	Value ($)

Fannie Mae Pool	261,527
Fannie Mae REMICS	405,314
Federal Home Loan Banks	75,224
Freddie Mac Gold Pool	188,404
Freddie Mac Non Gold Pool	84,370
Freddie Mac REMICS	138,121
Ginnie Mae I Pool	159,698
Ginnie Mae II Pool	261,098
Government National Mortgage Association	466,244
Total Market Value of Collateral Securities	2,040,000

RBS Securities, Inc. (0.270%)

Security Description	Value ($)

United States Treasury Note/Bond	10,200,077
Total Market Value of Collateral Securities	10,200,077

Royal Bank of Canada (0.200%)

Security Description	Value ($)

United States Treasury Inflation Indexed Bonds	4,249,491
Total Market Value of Collateral Securities	4,249,491

(u)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,084,663,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,228,000
Unrealized Depreciation	(4,398,000)
Net Unrealized Appreciation	$69,830,000

(v)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	486,648,224	—	486,648,224
Residential Mortgage-Backed Securities - Agency	—	146,588,701	1,872,500	148,461,201
Residential Mortgage-Backed Securities - Non-Agency	—	14,731,441	16,882,115	31,613,556
Commercial Mortgage-Backed Securities - Non-Agency	—	36,176,059	—	36,176,059
Asset-Backed Securities - Non-Agency	—	184,561	—	184,561
Inflation-Indexed Bonds	—	9,917,028	—	9,917,028
U.S. Treasury Obligations	59,232,922	—	—	59,232,922
Foreign Government Obligations	—	230,567,786	—	230,567,786
Municipal Bonds	—	210,000	—	210,000
Total Bonds	59,232,922	925,023,800	18,754,615	1,003,011,337

Senior Loans
Aerospace & Defense	—	—	92,813	92,813
Building Materials	—	600,699	272,931	873,630
Chemicals	—	1,915,801	100,500	2,016,301
Electric	—	2,056,454	100,428	2,156,882
Food and Beverage	—	2,069,507	98,381	2,167,888
Gaming	—	1,701,448	100,623	1,802,071
Health Care	—	2,571,999	190,587	2,762,586
Media Non-Cable	—	3,451,083	781,949	4,233,032
Retailers	—	3,676,188	98,811	3,774,999
Technology	—	2,446,107	222,753	2,668,860
All other industries	—	18,296,794	—	18,296,794
Total Senior Loans	—	38,786,080	2,059,776	40,845,856
Equity Securities
Common Stocks
Financials	—	—	—	—
Warrants
Energy	—	57,474	—	57,474
Total Equity Securities	—	57,474	—	57,474
Other
Money Market Funds	77,911,743	—	—	77,911,743
Investments of Cash Collateral Received for Securities on Loan	—	32,666,168	—	32,666,168
Total Other	77,911,743	32,666,168	—	110,577,911

Investments in Securities	137,144,665	996,533,522	20,814,391	1,154,492,578
Derivatives
Assets
Futures Contracts	580	—	—	580
Forward Foreign Currency Exchange Contracts	—	269,174	—	269,174
Liabilities
Futures Contracts	(872,142)	—	—	(872,142)
Forward Foreign Currency Exchange Contracts	—	(49,629)	—	(49,629)
Swap Contracts	—	(7,653)	—	(7,653)
Total	136,273,103	996,745,414	20,814,391	1,153,832,908

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage Backed Securities and Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities- Agency ($)	Residential Mortgage- Backed Securities- Non-Agency ($)	Senior Loans ($)	Warrants ($)	Total ($)
Balance as of December 31, 2011	352,024	—	6,145,020	3,260,269	33	9,757,346
Accrued discounts/premiums	898	—	—	10,490	—	11,388
Realized gain (loss)	(426)	—	4,404	32,934	—	36,912
Change in unrealized appreciation (depreciation)(a)	(14,218)	—	13,579	60,710	—	60,071
Sales	(515,328)	—	(1,937,708)	(2,749,971)	(33)	(5,203,040)
Purchases	177,050	1,872,500	16,500,000	1,584,652	—	20,134,202
Transfers into Level 3	—	—	—	417,243	—	417,243
Transfers out of Level 3	—	—	(3,843,180)	(556,551)	—	(4,399,731)
Balance as of September 30, 2012	—	1,872,500	16,882,115	2,059,776	—	20,814,391

(a) Change in unrealized appreciation (depreciation) relating to securities held at  was $49,872, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $14,564 and Senior Loans of $35,308.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, September 30, 2012.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills 24.1%

U.S. Treasury Bills
10/04/12	0.000%	$83,000,231	$83,000,277

Total Treasury Bills (Cost: $83,000,231)			$83,000,277

	Shares	Value

Money Market Funds 68.7%

Columbia Short-Term Cash Fund, 0.151% (a)(b)	136,905,616	$136,905,616

	Shares	Value

Money Market Funds (continued)

JPMorgan Prime Money Market Fund, 0.010% (a),	50,100,000	$50,100,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (a)	50,100,000	50,100,000
Total Money Market Funds (Cost: $237,105,616)		$237,105,616
Total Investments
(Cost: $320,105,847) (c)		$320,105,893(d)
Other Assets & Liabilities, Net		24,990,894
Net Assets		$345,096,787

Investments in Derivatives Futures Contracts Outstanding at September 30, 2012

At September 30, 2012, $19,100,458 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of		Notional		Unrealized
	Contracts	Trading	Market	Expiration	Appreciation
Contract Description	Long (Short)	Currency	Value ($)	Date	(Depreciation) ($)
3-Month Euro CHF	(152)	CHF	(40,420,202)	March 2013	(81)
3-Month Euro Euribor	176	EUR	56,262,304	September 2014	2,250
3-Month Euro Euribor	313	EUR	100,364,087	March 2013	159,073
3-Month Euro Euribor	259	EUR	83,028,075	June 2013	123,295
3-Month Euro Euribor	226	EUR	72,431,057	September 2013	117,942
3-Month Euro Euribor	203	EUR	65,027,147	December 2013	108,895
3-Month Euro Euribor	192	EUR	61,466,499	March 2014	96,704
3-Month Euro Euribor	185	EUR	59,183,929	June 2014	86,971
3-Month Euro Swiss Franc	(98)	CHF	26,065,603	June 2013	(5,793)
90-Day Eurodollar	196	USD	48,762,350	September 2014	7,214
90-Day Eurodollar	270	USD	67,280,625	March 2013	27,470
90-Day Eurodollar	176	USD	43,850,400	June 2013	15,691
90-Day Eurodollar	156	USD	38,863,500	September 2013	16,121
90-Day Eurodollar	147	USD	36,612,188	December 2013	20,835
90-Day Eurodollar	149	USD	37,102,863	March 2014	36,437
90-Day Eurodollar	162	USD	40,323,825	June 2014	43,097
90-Day Sterling	164	GBP	32,878,283	September 2014	(9,242)
90-Day Sterling	179	GBP	35,950,479	March 2013	14,962

90-Day Sterling	133	GBP	26,711,808	June 2013	9,527
90-Day Sterling	126	GBP	25,303,380	September 2013	8,723
90-Day Sterling	134	GBP	26,901,830	December 2013	10,183
90-Day Sterling	153	GBP	30,707,004	March 2014	13,218
90-Day Sterling	152	GBP	30,490,964	June 2014	16,093
Amsterdam Index	85	EUR	7,082,423	October 2012	(185,934)
Australian Bond, 3-year	89	AUD	9,015,021	December 2012	9,343
Australian Bond, 10-year	51	AUD	5,137,608	December 2012	(3,224)
Canadian Bank Accept	(90)	CAD	(22,596,125)	June 2013	(37,608)
Canadian Bank Accept	(134)	CAD	(33,646,530)	March 2013	(44,868)
Brent Crude	39	USD	4,383,210	November 2012	(46,020)
CAC40 10 Euro	133	EUR	5,730,666	October 2012	(261,870)
Canadian Bond, 10-year	59	CAD	8,238,755	December 2012	28,133
Cocoa	(33)	USD	(830,280)	December 2012	(49,024)
Coffee ‘C’	(7)	USD	(455,438)	December 2012	(50,502)
Corn	80	USD	3,025,000	December 2012	(90,993)
Cotton No.2	(90)	USD	(3,179,250)	December 2012	20,613
Crude Oil Financial	31	USD	3,134,460	November 2012	(221,650)
DAX Index	28	EUR	6,511,283	December 2012	(118,661)
DJIA Mini E-CBOT	146	USD	9,749,150	December 2012	(96,860)
Euro-Buxl Bond, 30-year	6	EUR	1,026,858	December 2012	4,942
Euro-Bobl	41	EUR	6,622,234	December 2012	22,673
Euro-Bund	37	EUR	6,740,716	December 2012	52,306
Euro-SCHATZ	30	EUR	4,268,421	December 2012	1,707
FTSE 100 Index	84	GBP	7,749,293	December 2012	(169,005)
FTSE/JSE Top 40	288	ZAR	10,998,880	December 2012	(208,869)
FTSE/MIB Index	48	EUR	4,639,749	December 2012	(278,372)
Globex Heat Oil	38	USD	5,042,083	November 2012	(132,149)
Globex RBOB Gasoline	60	USD	7,358,652	November 2012	(30,996)
Gold 100 oz.	25	USD	4,434,750	December 2012	9,873
Hang Seng	49	HKD	6,595,747	October 2012	76,432
H-Shares Index	(27)	HKD	(1,716,129)	October 2012	(27,129)
IBEX 35 Index	25	EUR	2,468,195	October 2012	(100,643)
ICE Euro Gasoline	69	USD	6,767,175	October 2012	(36,225)
Japan Bond, 10-year	21	JPY	38,800,487	December 2012	105,713
KOSPI 200 Index	54	KRW	6,418,247	December 2012	102,036
Lean Hogs	(250)	USD	(7,375,000)	December 2012	62,567
LME Copper	17	USD	3,489,888	December 2012	(6,713)
LME Nickel	(5)	USD	(554,280)	December 2012	(52,388)
LME Zinc	57	USD	2,987,869	December 2012	(46,518)
Long Gilt	57	GBP	11,102,294	December 2012	25,226
MSCI Singapore Index	172	SGD	9,867,014	October 2012	4,535
MSCI Taiwan Index	234	USD	6,444,360	October 2012	(6,272)
NASDAQ 100 E-Mini	121	USD	6,756,640	December 2012	(132,868)

Natural Gas Swap	(105)	USD	(871,500)	November 2012	(60,112)
Russell 2000 E-Mini	85	USD	7,092,400	December 2012	(200,603)
S&P Mid Cap 400 E-Mini	80	USD	7,892,000	December 2012	(259,575)
S&P/Toronto Stock Exchange 60 Index	55	CAD	7,840,199	December 2012	(107,965)
S&P500 E-Mini	124	USD	8,892,040	December 2012	(133,234)
SGX S&P CNX Nifty	387	USD	4,429,602	October 2012	12,422
Silver	4	USD	691,540	December 2012	2,451
Soybean Meal	64	USD	3,116,160	December 2012	216,697
Soybean Oil	(38)	USD	(63,192)	December 2012	(1,704)
SPI 200	86	AUD	9,777,178	December 2012	(55,080)
Sugar #11 (World)	(263)	USD	(6,014,915)	March 2013	(37,945)
TOPIX Index	18	JPY	1,695,284	December 2012	(18,346)
U.S. Treasury Long Bond	29	USD	4,331,875	December 2012	619
U.S. Treasury Note, 2-year	48	USD	10,585,500	December 2012	2,571
U.S. Treasury Note, 5-year	262	USD	32,653,796	January 2013	101,595
U.S. Treasury Note, 10-year	135	USD	118,020,391	December 2012	66,472
Wheat	77	USD	3,474,625	December 2012	22,912
					(1,438,502)

Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	December 19, 2012	28,979,000 (AUD)	29,941,581 (USD)	—	(15,157)
Royal Bank of Scotland	December 19, 2012	7,390,000 (BRL)	3,573,971 (USD)	4,410	—
Royal Bank of Scotland	December 19, 2012	6,564,000 (CAD)	6,724,343 (USD)	—	(88,047)
Royal Bank of Scotland	December 19, 2012	114,308,000 (EUR)	145,597,131 (USD)	79,294	—
Royal Bank of Scotland	December 19, 2012	14,391,000 (GBP)	23,192,558 (USD)	28,045	—
Royal Bank of Scotland	December 19, 2012	360,000,000 (HUF)	1,621,022 (USD)	—	(85,619)
Royal Bank of Scotland	December 19, 2012	38,400,000,000 (IDR)	3,944,935 (USD)	—	(711)
Royal Bank of Scotland	December 19, 2012	22,240,000 (ILS)	5,507,268 (USD)	—	(21,579)
Royal Bank of Scotland	December 19, 2012	518,000,000 (INR)	9,132,104 (USD)	35,605	—
Royal Bank of Scotland	December 19, 2012	8,544,684,000 (JPY)	108,926,135 (USD)	63,638	—
Royal Bank of Scotland	December 19, 2012	62,134,000 (NOK)	10,795,170 (USD)	335,906	—
Royal Bank of Scotland	December 19, 2012	10,431,000 (NZD)	8,267,213 (USD)	30,486	—
Royal Bank of Scotland	December 19, 2012	82,000,000 (PHP)	1,968,485 (USD)	—	(1,464,251)
Royal Bank of Scotland	December 19, 2012	8,900,000 (PLN)	2,724,044 (USD)	—	(259,698)
Royal Bank of Scotland	December 19, 2012	5,000,000 (RUB)	159,045 (USD)	—	(18,597)
Royal Bank of Scotland	December 19, 2012	24,765,000 (SEK)	3,669,979 (USD)	—	(184,404)
Royal Bank of Scotland	December 19, 2012	1,420,000 (SGD)	1,148,292 (USD)	180,969	—
Royal Bank of Scotland	December 19, 2012	12,000,000 (TRY)	6,553,619 (USD)	—	(311,729)
Royal Bank of Scotland	December 19, 2012	375,700,000 (TWD)	12,628,585 (USD)	—	(3,351)
Royal Bank of Scotland	December 19, 2012	24,300,000 (ZAR)	2,864,935 (USD)	32,519	—
Royal Bank of Scotland	December 19, 2012	48,112,583 (USD)	47,401,000 (AUD)	531,918	—
Royal Bank of Scotland	December 19, 2012	1,217,390 (USD)	2,500,000 (BRL)	—	(11,919)
Royal Bank of Scotland	December 19, 2012	43,126,482 (USD)	42,668,000 (CAD)	22,897	—
Royal Bank of Scotland	December 19, 2012	2,121,771 (USD)	1,035,000,000 (CLP)	46,213	—
Royal Bank of Scotland	December 19, 2012	670,633 (USD)	1,240,000,000 (COP)	—	(2,591)

Royal Bank of Scotland	December 19, 2012	2,694,684 (USD)	52,600,000 (CZK)	—	(39,354)
Royal Bank of Scotland	December 19, 2012	68,771,538 (USD)	53,203,000 (EUR)	—	(185,820)
Royal Bank of Scotland	December 19, 2012	64,110,620 (USD)	39,792,000 (GBP)	—	(71,230)
Royal Bank of Scotland	December 19, 2012	6,836,164 (USD)	1,562,000,000 (HUF)	5,579	—
Royal Bank of Scotland	December 19, 2012	62,499 (USD)	600,000,000 (IDR)	—	(20,572)
Royal Bank of Scotland	December 19, 2012	3,407,118 (USD)	13,400,000 (ILS)	9,061	—
Royal Bank of Scotland	December 19, 2012	8,201,580 (USD)	451,000,000 (INR)	816,376	—
Royal Bank of Scotland	December 19, 2012	43,294,023 (USD)	3,363,550,000 (JPY)	311,320	—
Royal Bank of Scotland	December 19, 2012	6,769,097 (USD)	88,800,000 (MXN)	514,423	—
Royal Bank of Scotland	December 19, 2012	3,249,100 (USD)	10,110,000 (MYR)	292,241	—
Royal Bank of Scotland	December 19, 2012	41,341,968 (USD)	240,324,000 (NOK)	112,785	—
Royal Bank of Scotland	December 19, 2012	37,855,748 (USD)	47,084,000 (NZD)	—	(101,984)
Royal Bank of Scotland	December 19, 2012	7,393,293 (USD)	310,400,000 (PHP)	—	(6,941)
Royal Bank of Scotland	December 19, 2012	9,477,717 (USD)	31,140,000 (PLN)	290	—
Royal Bank of Scotland	December 19, 2012	7,241,199 (USD)	233,700,000 (RUB)	1,915	—
Royal Bank of Scotland	December 19, 2012	31,624,253 (USD)	210,970,000 (SEK)	—	(9,146)
Royal Bank of Scotland	December 19, 2012	13,164,099 (USD)	16,340,000 (SGD)	—	(453,293)
Royal Bank of Scotland	December 19, 2012	12,880,083 (USD)	23,630,000 (TRY)	8,104	—
Royal Bank of Scotland	December 19, 2012	18,386,062 (USD)	541,000,000 (TWD)	240,296	—
Royal Bank of Scotland	December 19, 2012	1,746,701 (USD)	14,500,000 (ZAR)	114,125	—
Royal Bank of Scotland	December 20, 2012	4,370,000,000 (KRW)	3,862,918 (USD)	—	(116,006)
Royal Bank of Scotland	December 20, 2012	13,256,444 (USD)	15,080,000,000 (KRW	1,127	—
Total				3,819,542	(3,471,999)

Total Return Swap Contracts on Futures at September 30, 2012

Counterparty	Reference Instrument	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Barclays	Soybean Oil Futures	November 2012	USD	5,763,600	(4,123)
Barclays	Corn Futures	December 2012	USD	1,588,125	(173,775)
Barclays	Euro-Bobl Futures	December 2012	EUR	10,660,181	(13,039)
Barclays	Euro-SCHATZ Futures	December 2012	EUR	53,497,546	(57,714)
Barclays	Lean Hogs Futures	December 2012	USD	(1,888,000)	(62,762)
Barclays	LME Aluminum Futures	December 2012	USD	(1,004,150)	(47,025)
Barclays	Wheat Futures	December 2012	EUR	1,579,375	(33,688)
JPMorgan	Swiss Market Index Futures	December 2012	CHF	10,310,388	(54,502)
Barclays	U.S. Treasury Note, 5-year Futures	January 2013	USD	4,860,680	20,055
Total					(426,573)

Notes to Consolidated Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at September 30, 2012.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	630,985,367	(494,099,751)	—	136,905,616	183,276	136,905,616

(c)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $320,105,847 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46
Unrealized Depreciation	—
Net Unrealized Appreciation	$46

(d)	Investments are valued using policies described in the notes to consolidated financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Treasury Bill	83,000,277	—	—	83,000,277
Total Short-Term Securities	83,000,277	—	—	83,000,277
Other
Money Market Funds	237,105,616	—	—	237,105,616
Total Other	237,105,616	—	—	237,105,616
Investments in Securities	320,105,893	—	—	320,105,893
Derivatives
Assets
Futures Contracts	1,886,759	—	—	1,886,759
Forward Foreign Currency Exchange Contracts	—	3,819,542	—	3,819,542
Total Return Swap Contracts	—	20,055	—	20,055
Liabilities
Futures Contracts	(3,325,261)	—	—	(3,325,261)
Forward Foreign Currency Exchange Contracts	—	(3,471,999)	—	(3,471,999)
Total Return Swap Contracts	—	(446,628)	—	(446,628)
Total	318,667,391	(79,030)	—	318,588,361

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio – Eaton Vance Global Macro Advantage Fund

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer		Shares		Value

Common Stocks 1.4%
GERMANY 1.2%
Deutsche Euroshop AG		26,353		$982,083
Deutsche Wohnen AG		57,256		1,005,795
GAGFAH SA (a)		90,348		920,686
GSW Immobilien AG		26,138		969,368
Total				3,877,932

FRANCE 0.2%
Sanofi		4,171		355,632
Total SA		7,225		358,381
Total				714,013

Total Common Stocks (Cost: $4,203,368)				$4,591,945

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (i) 35.9%
ALBANIA 0.2%
Albania Government International Bond Senior Unsecured
11/04/15	7.500%	EUR	$500,000	$638,991
TOTAL ALBANIA				638,991
ARGENTINA 2.1%
Argentina Bonar Bonds Senior Unsecured
09/12/13	7.000%		7,020,000	6,984,900
CYPRUS 1.6%
Cyprus Government International Bond
06/03/13	3.750%	EUR	2,358,000	2,772,585
11/01/15	3.750%	EUR	350,000	330,174
02/03/20	4.625%	EUR	2,934,000	2,326,297
TOTAL CYPRUS				5,429,056
GERMANY 3.1%
Bundesrepublik Deutschland
07/04/34	4.750%	EUR	5,670,000	10,500,918
MEXICO 9.0%
Mexican Bonos
06/19/14	7.000%	MXN	34,215,800	27,613,420
12/18/14	9.500%	MXN	3,215,000	2,747,757
TOTAL MEXICO				30,361,177
NEW ZEALAND 4.9%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	2,260,000	2,155,193
03/15/19	5.000%	NZD	2,260,000	2,083,398

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (continued)
NEW ZEALAND (CONTINUED)
05/15/21	6.000%	NZD	$11,468,000	$11,397,152
04/15/23	5.500%	NZD	900,000	877,194
TOTAL NEW ZEALAND				16,512,937
PHILIPPINES 2.3%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	293,000,000	7,805,256
TOTAL PHILIPPINES				7,805,256
POLAND 0.8%
Poland Government International Bond Senior Unsecured
03/17/23	3.000%		2,721,000	2,667,763
TOTAL POLAND				2,667,763
SRI LANKA 1.4%
Republic of Sri Lanka Senior Unsecured (b)
07/27/21	6.250%		1,776,000	1,931,059
Sri Lanka Government International Bond
Senior Unsecured
07/27/21	6.250%		1,437,000	1,562,462
Sri Lanka Government International Bond (b)(c)
Senior Unsecured
07/25/22	5.875%		1,080,000	1,161,629
TOTAL SRI LANKA				4,655,150
TURKEY 6.2%
Turkey Government Bond (d)
11/07/12	0.000%	TRY	38,022,900	21,013,680
TOTAL TURKEY				21,013,680
VENEZUELA 4.3%
Venezuela Government International Bond
Senior Unsecured
10/21/26	11.750%		7,212,000	7,248,060
03/31/38	7.000%		9,670,000	7,083,275
TOTAL VENEZUELA				14,331,335
Total Foreign Government Obligations (Cost: $115,196,618)				$120,901,163

	Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds 4.2%
	Turkey 4.2%
Turkey Government Bond
	01/06/21	3.000%	TRY	$21,545,000	$14,099,364
	TOTAL TURKEY				14,099,364
Total Inflation-Indexed Bonds (Cost: $12,989,959)					$14,099,364

Issuer	Contracts	Exercise Price	Expiration Date		Value

Options Purchased Calls 0.8%
	Indian Rupee
	393,200,000	$52.00	05/06/13		$108,996
	180,200,000	51.00	05/08/13		34,369
	441,480,000	52.00	05/14/13		123,584
	404,092,000	52.00	05/14/13		113,118
	234,000,000	52.00	05/14/13		65,504
	616,000,000	55.00	07/01/13		438,902
	333,900,000	53.00	07/03/13		135,111
	466,400,000	53.00	07/03/13		188,726
	420,000,000	54.00	08/12/13		231,193
	976,000,000	54.00	08/12/13		537,249
	421,000,000	54.00	08/12/13		231,744
	511,000,000	55.00	08/19/13		363,799
Total Options Purchased Calls (Cost: $1,195,909)					$2,572,295

Options Purchased Puts 0.3%
	Australian Dollar
	5,320,000	0.98	11/01/12		3,786
	4,810,000	0.98	11/01/12		3,423
	9,580,000	0.95	11/27/12		9,202
	5,300,000	0.95	11/27/12		5,091
	Brent Crude Oil Futures
	146	95.00	08/12/13		1,016,160
	Chinese Renminbi
	42,224,000	6.50	05/20/13		39,691

Issuer	Contracts	Exercise Price	Expiration Date		Value

Options Purchased Puts (continued)
Chinese Renminbi (continued)
	42,224,000	$6.50	05/20/13		$39,691
	34,190,000	6.50	05/20/13		32,139
	33,150,000	6.50	05/20/13		31,162
Total Options Purchased Puts (Cost: $2,042,605)					$1,180,345

	Issuer	Effective Yield	Principal Amount		Value

Treasury Bills 50.9%
	NORWAY 4.1%
Norway Treasury Bill
	12/19/12	1.560%	NOK	$79,719,000	$13,866,533
	TOTAL NORWAY				13,866,533
	SERBIA 10.1%
Serbia Treasury Bills
	02/21/13	15.570%	RSD	530,510,000	5,590,614
	05/23/13	15.630%	RSD	1,630,920,000	16,575,046
	05/22/14	15.880%	RSD	156,000,000	1,384,409
	12/12/13	15.770%	RSD	296,310,000	2,787,231
	06/28/13	15.650%	RSD	272,700,000	2,732,751
	10/05/12	11.520%	RSD	443,000,000	4,948,212
	TOTAL SERBIA				34,018,263
	SINGAPORE 4.8%
Monetary Authority of Singapore
	11/23/12	0.290%	SGD	982,000	799,844
Singapore Treasury Bills
	02/07/13	0.310%	SGD	18,979,000	15,448,049
TOTAL SINGAPORE					16,247,893
UNITED STATES 31.9%
U.S. Treasury Bills
	10/11/12	0.050%		22,800,000	22,799,572
	11/15/12	0.080%		3,000,000	2,999,691
	10/04/12	0.050% (e)		28,800,000	28,799,768
	11/01/12	0.070%		32,800,000	32,797,786
	10/18/12	0.000%		19,796,000	19,795,989
TOTAL UNITED STATES					107,192,806
Total Treasury Bills (Cost: $171,366,317)					$171,325,495

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.151% (f)(g)	8,365,411	$8,365,411
Total Money Market Funds (Cost: $8,365,411)		$8,365,411

Total Investments (Cost: $315,360,187) (h)		$323,036,018

Issuer	Shares	Value

Investments Sold Short (1.0)%

Common Stocks (1.0)%
CHINA (1.0)%
Agricultural Bank of China Ltd., Class H	(2,174,400)	$(841,277)
Bank of China Ltd., Class H	(2,171,500)	(821,975)

Issuer	Shares	Value

Investments Sold Short (continued) (1.0)%

Common Stocks (continued) (1.0)%
CHINA (CONTINUED) 1.0)%
China Construction Bank Corp., Class H	(1,241,900)	$(856,526)
Industrial & Commercial Bank of China Ltd., Class H	(1,460,600)	(857,051)
Total		(3,376,829)

Total Common Stocks (Proceeds: $3,207,136)		$(3,376,829)
Total Investments Sold Short (Proceeds: $3,207,136)		$(3,376,829)
Total Investments, Net of Investments Sold Short		319,659,189(j)
Other Assets & Liabilities, Net		16,980,192
Net Assets		$336,639,381

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2012

At September 30, 2012, $1,791,116 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
CAC 40 Index	(55)	(2,369,824)	October 2012	97,613	—
Euro - SCHATZ	(7)	(995,965)	December 2012	644	—
Euro - OAT, 10-year	(229)	(39,418,322)	December 2012	—	(304,762)
Euro - BOBL	(174)	(28,104,115)	December 2012	—	(12,413)
Euro STOXX 50	(67)	(2,113,714)	December 2012	58,138	—
Hang Seng China Enterprises Index	163	10,360,334	October 2012	40,695	—
Japanese Government Bond, 10-year	(12)	(22,171,707)	December 2012	—	(44,020)
Platinum 50 oz.	227	18,946,555	January 2013	375,044	—
Total				572,134	(361,195)

Open Options Contracts Written at September 30, 2012

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Indian Rupee	Put	364,000,000	65	160,160	July 2013	35,879
Indian Rupee	Put	201,600,000	64	78,514	July 2013	24,236
Indian Rupee	Put	281,600,000	64	117,124	July 2013	33,854
Total						93,969

Credit Default Swaps Outstanding at September 30, 2012 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)		Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Kingdom of Thailand	June 20, 2017	1.000	1,350,000		(538)	(31,494)	(338)	—	(32,370)
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000	2,000,000		(798)	(28,350)	(500)	—	(29,648)
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000	1,520,000		(606)	(39,948)	(380)	—	(40,934)
Standard Charter	Kingdom of Thailand	June 20, 2017	1.000	1,700,000		(678)	(34,449)	(425)	—	(35,552)
Citibank	People’s Republic of China	June 20, 2017	1.000	1,520,000		(15,771)	(24,871)	(380)	—	(41,022)
JPMorgan	People’s Republic of China	June 20, 2017	1.000	2,000,000		(20,751)	(10,722)	(500)	—	(31,973)
JPMorgan	People’s Republic of China	June 20, 2017	1.000	1,700,000		(17,639)	(18,887)	(425)	—	(36,951)
Morgan Stanley	People’s Republic of China	June 20, 2017	1.000	2,200,000		(22,827)	(23,527)	(550)	—	(46,904)
Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000	1,020,000		(2,281)	(31,645)	(255)	—	(34,181)
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000	5,300,000		484,106	(418,219)	(1,325)	64,562	—
JPMorgan	Central Bank of Tunisia	September 20, 2017	1.000	480,000		46,520	(43,979)	(120)	2,421	—
Morgan Stanley	Markit iTraxx Europe Senior Financials	December 20, 2017	1.000	EUR	5,240,000	329,401	(289,455)	(1,683)	38,263	—
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	December 20, 2017	5.000	EUR	2,620,000	(248,570)	281,388	(4,209)	28,609	—
Goldman Sachs International	Bolivarian Republic of Venezuela	June 20, 2022	5.000	1,700,000		288,244	(387,170)	(2,125)	—	(101,051)
Goldman Sachs International	Bolivarian Republic of Venezuela	June 20, 2022	5.000	1,520,000		257,724	(348,454)	(1,900)	—	(92,630)
Goldman Sachs International	Bolivarian Republic of Venezuela	June 20, 2022	5.000	1,300,000		220,422	(252,803)	(1,625)	—	(34,006)
Morgan Stanley	Bolivarian Republic of Venezuela	June 20, 2022	5.000	2,000,000		339,111	(275,489)	(2,500)	61,122	—
Citibank	Federative Republic of Brazil	June 20, 2022	1.000	5,300,000		228,448	(266,007)	(1,325)	—	(38,884)

Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	4,500,000	193,965	(293,439)	(1,125)	—	(100,599)
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	4,010,000	172,844	(322,214)	(1,002)	—	(150,372)
Citibank	Kingdom of Belgium	June 20, 2022	1.000	1,700,000	71,485	(220,253)	(425)	—	(149,193)
JPMorgan	Kingdom of Belgium	June 20, 2022	1.000	2,000,000	84,101	(252,023)	(500)	—	(168,422)
Morgan Stanley	Kingdom of Belgium	June 20, 2022	1.000	1,520,000	63,916	(216,670)	(380)	—	(153,134)
Morgan Stanley	Kingdom of Belgium	June 20, 2022	1.000	1,340,000	56,348	(189,316)	(335)	—	(133,303)
Citibank	Kingdom of Spain	June 20, 2022	1.000	3,280,000	690,854	(904,570)	(820)	—	(214,536)
Goldman Sachs International	Kingdom of Spain	June 20, 2022	1.000	1,700,000	358,064	(431,798)	(425)	—	(74,159)
Goldman Sachs International	Kingdom of Spain	June 20, 2022	1.000	2,110,000	444,421	(539,406)	(527)	—	(95,512)
Morgan Stanley	Kingdom of Spain	June 20, 2022	1.000	4,000,000	842,505	(925,134)	(1,000)	—	(83,629)
Citibank	Republic of Brazil	June 20, 2022	1.000	9,100,000	392,240	(765,104)	(2,275)	—	(375,139)
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	1,700,000	60,259	(96,278)	(425)	—	(36,444)
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	4,600,000	163,053	(327,503)	(1,150)	—	(165,600)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	70,892	(86,059)	(500)	—	(15,667)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	3,700,000	131,151	(232,933)	(925)	—	(102,707)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	70,893	(151,407)	(500)	—	(81,014)
Citibank	United Mexican States	June 20, 2022	1.000	3,080,000	107,333	(199,124)	(770)	—	(92,561)
Citibank	United Mexican States	June 20, 2022	1.000	1,540,000	53,666	(112,597)	(385)	—	(59,316)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	600,000	20,909	(38,243)	(150)	—	(17,484)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	1,300,000	45,303	(95,418)	(325)	—	(50,440)
Goldman Sachs International	Federative Republic of Brazil	September 20, 2022	1.000	3,500,000	156,978	(314,867)	(875)	—	(158,764)

Citibank	Kingdom of Spain	September 20, 2022	1.000	5,340,000	1,143,315	(1,465,208)	(1,335)	—	(323,228)
Citibank	Republic of South Africa	September 20, 2022	1.000	7,150,000	636,528	(637,713)	(1,788)	—	(2,973)
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	11,200,000	997,078	(1,103,000)	(2,800)	—	(108,722)
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	7,100,000	632,076	(552,956)	(1,775)	77,345	—
JPMorgan	Republic of South Africa	September 20, 2022	1.000	7,450,000	663,235	(652,994)	(1,863)	8,378	—
Morgan Stanley	Republic of South Africa	September 20, 2022	1.000	5,470,000	486,966	(469,911)	(1,368)	15,687	—
Citibank	Russian Federation	September 20, 2022	1.000	12,080,000	1,078,510	(1,011,095)	(3,020)	64,395	—
Morgan Stanley	Russian Federation	September 20, 2022	1.000	8,530,000	761,564	(1,194,539)	(2,133)	—	(435,108)
Total								360,782	(3,944,132)

Credit Default Swaps Outstanding at September 30, 2012 Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Implied Credit Spread (%)*	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Argentine Republic	June 20, 2013	5.000	5.173	8,000,000	(9,894)	(16,923)	10,000	—	(16,817)
Citibank	Argentine Republic	June 20, 2013	5.000	5.173	6,790,000	(8,398)	28,572	8,488	28,662	—
Morgan Stanley	Argentine Republic	June 20, 2013	5.000	5.173	5,200,000	(6,431)	182,804	6,500	182,873	—
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.426	11,200,000	(229,655)	365,401	2,800	138,546	—
JPMorgan	Republic of South Africa	September 20, 2017	1.000	1.426	7,450,000	(152,762)	195,383	1,863	44,484	—
Citibank	Republic of South Africa	September 20, 2017	1.000	1.426	12,000,000	(246,059)	325,726	3,000	82,667	—
Citibank	Argentine Republic	September 20, 2013	5.000	5.976	1,700,000	(15,802)	58,553	2,125	44,875	—
Goldman Sachs International	Argentine Republic	September 20, 2013	5.000	5.976	1,000,000	(9,296)	34,449	1,250	26,403	—
Goldman Sachs International	Republic of Poland	September 20, 2022	1.000	1.712	8,530,000	(532,274)	933,805	2,133	403,664	—
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.426	7,100,000	(145,585)	117,471	1,775	—	(26,339)
Morgan Stanley	Republic of South Africa	September 20, 2017	1.000	1.426	5,470,000	(112,162)	118,829	1,368	8,035	—
Citibank	Republic of Poland	September 20, 2022	1.000	1.712	12,080,000	(753,794)	681,736	3,020	—	(69,038)
JPMorgan	CDX North America High Yield 19	December 20, 2017	5.000	5.106	5,220,000	(23,950)	13,043	6,525	—	(4,382)
Citibank	CDX North America High Yield 19	December 20, 2017	5.000	5.106	4,780,000	(21,932)	7,631	5,975	—	(8,326)
Total									960,209	(124,902)

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at September 30, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	6-Month PLN-WIBOR-WIBO	Pay	4.420	July 27, 2017	11,560,000	23,577	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.333	July 30, 2017	11,200,000	9,402	—
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	4.345	August 1, 2017	10,990,000	11,259	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.240	August 7, 2017	26,350,000	—	(10,190)
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.300	August 10, 2017	5,648,000	2,607	—
JPMorgan Chase Bank New York	6-Month PLN-WIBOR-WIBO	Pay	4.325	August 17, 2017	5,540,000	4,775	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.400	August 20, 2017	5,440,000	10,607	—
Morgan Stanley Capital Services	6-Month PLN-WIBOR-WIBO	Pay	4.370	August 23, 2017	5,480,000	8,401	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.350	August 27, 2017	3,200,000	4,092	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	4.300	September 18, 2017	5,100,000	4,855	—
Citibank London	3-Month NZD FIX-FRA	Pay	3.970	August 13, 2022	5,350,000	116,253	—
Citibank London	3-Month NZD FIX-FRA	Pay	3.860	August 13, 2022	4,816,000	69,101	—
Citibank London	3-Month NZD FIX-FRA	Pay	3.815	August 13, 2022	3,859,000	43,156	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.899	August 13, 2022	4,820,000	80,586	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.798	August 30, 2022	5,202,000	49,121	—
Total						437,792	(10,190)

Total Return Equity Swap Contracts Outstanding at September 30, 2012

			Expiration	Notional	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Shares	Depreciation ($)
Standard Chartered New York	Total return on Nigeria T-Bill	Floating rate based on 3-month USD LIBOR plus 1.50%	September 30, 2013	5,247,000,000	(33,843)
Total					(33,843)

Forward Foreign Currency Exchange Contracts Open at September 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	October 3, 2012	20,152,843	16,236,340	—	(465,211)
		(NZD)	(USD)
Citigroup Global Markets Inc.	October 5, 2012	58,860,000	510,882	—	(1,842)
		(RSD)	(EUR)
Citigroup Global Markets Inc.	October 9, 2012	7,798,176	32,750,000	191,860	—
		(EUR)	(PLN)
Standard Chartered Bank	October 9, 2012	4,406,980	11,537,840	32,533	—
		(USD)	(PEN)
J.P. Morgan Securities, Inc.	October 9, 2012	2,203,493	5,766,540	15,348	—
		(USD)	(PEN)
Citigroup Global Markets Inc.	October 10, 2012	1,116,483	2,831,400,000	—	(10,928)
		(USD)	(UGX)

Goldman, Sachs & Co.	October 12, 2012	478,790,000	15,988,446	—	(345,170)
		(TWD)	(USD)
Morgan Stanley	October 12, 2012	138,870,000	16,744,035	82,600	—
		(ZAR)	(USD)
Goldman, Sachs & Co.	October 12, 2012	16,812,349	138,870,000	—	(150,914)
		(USD)	(ZAR)
Citigroup Global Markets Inc.	October 12, 2012	294,326	747,000,000	—	(2,824)
		(USD)	(UGX)
Goldman, Sachs & Co.	October 15, 2012	3,770,000	4,848,785	3,511	—
		(EUR)	(USD)
Standard Chartered Bank	October 15, 2012	(474,803)	1,206,000,000	—	(4,604)
		(USD)	(UGX)
Goldman, Sachs & Co.	October 16, 2012	1,093,010,000	13,881,784	—	(125,645)
		(JPY)	(USD)
Goldman, Sachs & Co.	October 16, 2012	12,590,000	10,494,028	97,238	—
		(CHF)	(EUR)
Goldman, Sachs & Co.	October 16, 2012	10,494,815	12,590,000	—	(98,250)
		(EUR)	(CHF)
Goldman, Sachs & Co.	October 16, 2012	8,138,886	69,970,000	187,017	—
		(EUR)	(SEK)
Goldman, Sachs & Co.	October 16, 2012	2,158,836	18,200,000	—	(5,101)
		(EUR)	(SEK)
Goldman, Sachs & Co.	October 17, 2012	211,410,000	7,158,191	—	(53,968)
		(TWD)	(USD)
Citigroup Global Markets Inc.	October 17, 2012	16,803,000	17,505,557	101,174	—
		(AUD)	(USD)
Goldman, Sachs & Co.	October 17, 2012	13,893,153	15,668,420,000	193,039	—
		(USD)	(KRW)
Standard Chartered Bank	October 17, 2012	12,572,225	14,176,190,000	172,425	—
		(USD)	(KRW)
Goldman, Sachs & Co.	October 17, 2012	8,742,824	363,990,000	—	(19,851)
		(USD)	(PHP)
Standard Chartered Bank	October 17, 2012	8,478,933	53,770,000	64,020	—
		(USD)	(CNY)
J.P. Morgan Securities, Inc.	October 17, 2012	1,439,034	3,694,000,000	337	—
		(USD)	(UGX)
Standard Chartered Bank	October 17, 2012	632,748	1,623,000,000	—	(345)
		(USD)	(UGX)
Standard Chartered Bank	October 18, 2012	732,339	1,866,000,000	—	(5,465)
		(USD)	(UGX)
J.P. Morgan Securities, Inc.	October 18, 2012	614,090	1,569,000,000	—	(2,908)
		(USD)	(UGX)
Goldman, Sachs & Co.	October 19, 2012	138,870,000	16,795,472	150,595	—
		(ZAR)	(USD)
Goldman, Sachs & Co.	October 19, 2012	792,828	6,500,000	—	(13,742)
		(USD)	(ZAR)
Standard Chartered Bank	October 30, 2012	7,580,564	48,270,000	78,847	—
		(USD)	(CNY)

J.P. Morgan Securities, Inc.	November 5, 2012	159,748,000	5,338,279	—	(111,645)
		(TWD)	(USD)
Citigroup Global Markets Inc.	November 5, 2012	130,702,000	4,367,652	—	(91,346)
		(TWD)	(USD)
Citigroup Global Markets Inc.	November 5, 2012	16,696,534	106,215,000	148,663	—
		(USD)	(CNY)
Wells Fargo Bank	November 5, 2012	13,320,284	27,220,000	42,387	—
		(USD)	(BRL)
Standard Chartered Bank	November 15, 2012	2,712,500	151,683,000	137,391	—
		(USD)	(INR)
Goldman, Sachs & Co.	November 15, 2012	2,219,728	124,105,000	112,015	—
		(USD)	(INR)
Goldman, Sachs & Co.	November 19, 2012	17,045,675	52,695,000	132,157	—
		(USD)	(MYR)
J.P. Morgan Securities, Inc.	November 19, 2012	8,450,210	26,510,000	191,678	—
		(USD)	(MYR)
Standard Chartered Bank	November 19, 2012	8,071,306	25,310,000	179,400	—
		(USD)	(MYR)
Goldman, Sachs & Co.	November 20, 2012	6,586,290	356,450,000	105,042	—
		(USD)	(INR)
Goldman, Sachs & Co.	November 29, 2012	1,880,000	609,302	—	(3,106)
		(MYR)	(USD)
Goldman, Sachs & Co.	December 3, 2012	20,152,843	16,669,424	34,460	—
		(NZD)	(USD)
Goldman, Sachs & Co.	December 4, 2012	76,352,438	95,929,203	—	(2,253,124)
		(EUR)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	2,424,000	3,131,856	14,812	—
		(EUR)	(USD)
Goldman, Sachs & Co.	December 4, 2012	722,408	934,321	5,370	—
		(EUR)	(USD)
Wells Fargo Bank	December 4, 2012	520,000	671,494	2,821	—
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	December 5, 2012	1,898,879	79,620,000	6,992	—
		(USD)	(PHP)
Total				2,483,732	(3,765,989)

Cross-Currency Swap Contracts Outstanding at September 30, 2012

Counterparty	Fund Receives	Fund Pays	Expiration Date		Notional Amount of Currency Received	Notional Amount of Currency Delivered ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	TRY	5,991,799	3,244,071	—	(329,546)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 7.13% based on the notional amount of the currency received	January 6, 2021	TRY	6,173,145	3,420,025	—	(322,198)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	TRY	7,034,290	3,996,756	—	(228,382)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.74% based on the notional amount of the currency received	January 6, 2021	TRY	4,505,772	2,470,270	—	(182,082)
Total							—	$(1,062,208)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $3,092,688 or 0.92% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $1,161,629, representing 0.35% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Sri Lanka Government International Bond
Senior Unsecured
07/25/22 5.875%	07-17-12	1,080,000

(d)	Zero coupon bond.
(e)

At September 30, 2012, investments in securities included securities valued at $2,272,991 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	493,516,691	(485,171,280)	8,365,411	38,653	8,365,411

(h)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $315,360,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,446,000
Unrealized Depreciation	(1,770,000)
Net Unrealized Appreciation	$7,676,000

(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Investments are valued using policies described in the notes to consolidated financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevos
PHP	Philippine Peso
PLN	Polish Zloty
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shillings
USD	US Dollar
ZAR	South African Ran

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	—	358,381	—	358,381
Financials	—	3,877,932	—	3,877,932
Health Care	—	355,632	—	355,632
Common Stocks - Investments Sold Short
Financials	—	(3,376,829)	—	(3,376,829)
Total Equity Securities	—	1,215,116	—	1,215,116

Bonds
Inflation-Indexed Bonds	—	14,099,364	—	14,099,364
Foreign Government Obligations	—	120,901,163	—	120,901,163
Total Bonds	—	135,000,527	—	135,000,527
Short-Term Securities
Treasury Bill	123,440,699	47,884,796	—	171,325,495
Total Short-Term Securities	123,440,699	47,884,796	—	171,325,495
Other
Options Purchased Puts	1,180,345	—	—	1,180,345
Options Purchased Calls	2,572,295	—	—	2,572,295
Money Market Funds	8,365,411	—	—	8,365,411
Total Other	12,118,051	—	—	12,118,051
Investments in Securities	135,558,750	184,100,439	—	319,659,189
Derivatives
Assets
Futures Contracts	572,134	—	—	572,134
Forward Foreign Currency Exchange Contracts	—	2,483,732	—	2,483,732
Swap Contracts	—	1,758,783	—	1,758,783
Liabilities
Futures Contracts	(361,195)	—	—	(361,195)
Options Contracts Written	(93,969)	—	—	(93,969)
Forward Foreign Currency Exchange Contracts	—	(3,765,989)	—	(3,765,989)
Swap Contracts	—	(5,175,275)	—	(5,175,275)
Total	135,675,720	179,401,690	—	315,077,410

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through references to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized but the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts, options contracts written and swap contracts are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2012